As filed with the Securities and Exchange Commission on August 12, 2026
1933 Act Registration No. 333‑52965
1940 Act Registration No. 811‑08767
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
Pre‑Effective Amendment No. [ ]
Post-Effective Amendment No. 84 [ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
Amendment No. 106 [ X ]
UBS SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)
1285 Avenue of the Americas
New York, New York 10019
(Address of Principal Executive Offices)
Registrant’s telephone number, including area code: (888) 793-8637
KEITH A. WELLER, ESQ.
UBS ASSET MANAGEMENT (AMERICAS) LLC
One North Wacker Drive
Chicago, Illinois 60606
(Name and address of agent for service)
Copies to:
STEPHEN H. BIER, ESQ.
DECHERT LLP
Three Bryant Park
1095 Avenue of the Americas
New York, New York 10036
Telephone: (212) 698‑3500
Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.
It is proposed that this filing will become effective:
[X] Immediately upon filing pursuant to Rule 485(b)
[  ] On   , 2026, pursuant to Rule 485(b)
[  ] 60 days after filing pursuant to Rule 485(a)(1)
[  ] On   , pursuant to Rule 485(a)(1)
[  ] 75 days after filing pursuant to Rule 485(a)(2)
[  ] On   , pursuant to Rule 485(a)(2)
Title of Securities Being Registered: Shares of Beneficial Interest of UBS Liquid Reserves Fund.

Money Market Funds
Prospectus | August 12, 2026
Includes:
•	UBS Liquid Reserves Fund
•	Institutional Shares: LRIXX
•	Preferred Shares: LRPXX
•	Ultra Shares: LRUXX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Please find the UBS Asset Management privacy notice on page 32. Please find the UBS Asset Management business continuity and resilience overview on page 34.

The fund is not a complete or balanced investment program.

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UBS Liquid Reserves Fund
Fund summary

Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Preferred Shares	Ultra Shares
Management fees	0.10%	0.10%	0.10%
Distribution (12b‑1) fees	None	None	None
Other expenses*	0.22%	0.22%	0.22%
Shareholder servicing fee	0.15%	0.15%	0.15%
Miscellaneous expenses	0.07%	0.07%	0.07%
Total annual fund operating expenses	0.32%	0.32%	0.32%
Fee waiver/expense reimbursement[1]	0.14%	0.18%	0.24%
Total annual fund operating expenses after fee waiver/expense reimbursement[1]	0.18%	0.14%	0.08%
*	“Other expenses” are based on estimated amounts for the current fiscal year.
[1]
The fund and UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s investment advisor, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to (i) waive 0.05% of its management fee for each class and (ii) waive fees and/or reimburse expenses so that the total ordinary operating expenses of the fund through August 12, 2027, do not exceed 0.18% for Institutional Shares, 0.14% for Preferred Shares, and 0.08% for Ultra Shares (the “Expense Limitation”). As part of this overall limitation, the fund and UBS Asset Management (US) Inc. (“UBS AM (US)”) have entered into a written fee waiver agreement pursuant to which UBS AM (US) is contractually obligated to waive a portion of its shareholder servicing fee equal to 0.04% for Institutional Shares, 0.08% for Preferred Shares, and 0.14% for Ultra Shares through August 12, 2027. The UBS AM (US) shareholder servicing fee waiver contributes to, and does not supplement, the Expense Limitation set forth herein. The impact of both

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arrangements is reflected in the above table. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Shares	$18	$89
Preferred Shares	$14	$85
Ultra Shares	$8	$79
*Except	that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement for the first year only.
Principal strategies
Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for US Stablecoins Act (the “GENIUS Act”) and any effective regulation adopted thereunder. These eligible reserve assets include, and the fund intends to invest only in, cash, securities issued by the US Treasury with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less, and overnight repurchase agreements collateralized by securities issued by the US Treasury and cash. The fund primarily intends to serve as a reserve asset for stablecoin issuers. The fund does not invest in stablecoins or stablecoin issuers.
The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations.
The fund may invest a significant percentage (50% or more) of its assets in overnight repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty on or before the next day and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.

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Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.
Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:
Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.
Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.
US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

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Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations and the risk that the counterparty does not meet its obligations under the agreement.
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.
Stablecoin issuer reserves risk: Shares of the fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the outstanding stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the US dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the fund does not invest in stablecoins or stablecoin issuers, the assets of the fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins and other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the fund’s shares. Such redemption requests could adversely affect remaining fund shareholders, the fund’s liquidity, and the fund’s ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. Uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the US dollar. Because the fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments and with longer maturities.
Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.
Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with similar objectives and investment strategies.
Performance
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

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Investment advisor
UBS AM serves as the investment advisor to the fund.
Purchase & sale of fund shares
If you are buying or selling fund shares directly, you may do so by calling the fund’s transfer agent at 1‑888‑547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. This includes the ability to buy fund shares through a UBS Financial Services Inc. Financial Advisor using that firm’s automated order entry system. The minimum investment level for initial purchases generally is $1,000,000 for Institutional Shares; $50,000,000 for Preferred Shares; and $500,000,000 for Ultra Shares, as determined on a household basis. Subsequent purchases are not subject to a minimum investment level. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary, including through UBS Financial Services Inc.’s automated order entry system). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.
Tax information
The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both, unless you hold shares through a tax‑exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax‑exempt account or plan.
Payments to broker-dealers and other financial intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), UBS AM and/or its affiliates may pay the intermediary for the sale of fund shares and related services, or other shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
Certain record owners of fund shares may be trust or other accounts maintained by state or federally chartered crypto banks or other financial intermediaries in the digital asset ecosystem (“Digital Asset Intermediaries”). Digital Asset Intermediaries may provide custody, staking, governance, and settlement services to their customers, who may be payment stablecoin issuers or end‑users of payment stablecoins. In consideration of these shareholder services, UBS AM and/or its affiliates may make payments to one or more Digital Asset Intermediaries. Any such payments will be made from the assets of UBS AM and/or such affiliates. Such payments may be separate from or in addition to any amounts paid under a shareholder services plan.

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UBS Series Funds

More information about the fund

Additional information about the investment objective
The fund’s investment objective is non‑fundamental and may be changed by the fund’s board at any time without shareholder approval.
Additional information about investment strategies
The fund seeks to achieve its investment objective by investing only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act and any effective regulation adopted thereunder. These eligible reserve assets include, and the fund intends to invest only in, cash, securities issued by the US Treasury with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less and overnight repurchase agreements collateralized by securities issued by the US Treasury and cash. The fund primarily intends to serve as a reserve asset for stablecoin issuers. The fund does not invest in stablecoins or stablecoin issuers.
The fund’s board has determined that the fund will operate as a “government money market fund” under Rule 2a‑7. Therefore, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized with cash and/or government securities); however, the fund expects to further limit its investments as noted above. As a “government money market fund” under Rule 2a‑7, the fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) is not subject to a liquidity fee on fund redemptions which might apply to other types of funds under certain circumstances. (In conformance with Rule 2a‑7, the fund’s board has reserved its ability to change this policy with respect to liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the fund’s policy and have the opportunity to redeem their shares in accordance with Rule 2a‑7 before the policy change became effective.)
Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements pursuant to Rule 2a‑7. The fund’s investment strategies are designed to comply with these requirements. The fund may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.
UBS AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS AM also may buy or sell money market instruments to take advantage of yield differences.
The fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS AM may manage the fund more conservatively or differently than if it were not rated.
Additional information about principal risks
The main risks of investing in the fund are described below.

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UBS Series Funds

Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.
Credit risk. Credit risk is the risk that the issuer or guarantor of money market instruments, or the counterparty to a transaction, is unable or unwilling to meet its financial obligations. Even if an issuer or counterparty does not default on a payment, an investment’s value may decline if the market believes that the issuer or counterparty has become less able, or less willing, to make payments on time. Moreover, in a rising interest rate environment, the risk that such issuer or guarantor may default on its obligations is heightened. Even the highest quality investments are subject to some credit risk. The credit quality of an issuer or counterparty can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.
Interest rate risk. The value of the fund’s investments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. A substantial increase in interest rates may have an adverse impact on the liquidity and valuation of a security, especially those with longer maturities. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. There can be no guarantee that any particular government or central bank policy will be continued (or discontinued) or changed, nor that any such policy will have the desired effect on interest rates.
The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. The risks associated with changing interest rates may have unpredictable effects on the markets and the fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it harder for the fund to sell its money market investments at an advantageous time. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Market risk. The risk that the market value of the fund’s investments will fluctuate as the stock and fixed-income markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Events such as war, acts of terrorism, natural and environmental disasters, recessions, rapid inflation, cyber-attacks or incidents, the imposition of international sanctions,

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UBS Series Funds

trade disputes and changes in trade regulation (including tariffs or other restrictions on trade), elevated levels of government debt, internal unrest and discord, or pandemics or other public health threats could also significantly impact the fund and its investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.
Stablecoin issuer reserves risk. Shares of the fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the outstanding stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the US dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the fund does not invest in stablecoins or stablecoin issuers, the assets of the fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins and other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the fund’s shares. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the US dollar. Because the fund intends to invest only in certain eligible reserve assets that payment stable-
coin issuers are permitted to maintain under the GENIUS Act, the fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments and with longer maturities. Moreover, large or unexpected subscription requests may cause the fund to hold uninvested cash in lieu of appropriate money market instruments if UBS AM believes there is an insufficient supply of appropriate money market instruments in which to invest. As a result, during such periods when cash is held uninvested, the fund’s current yield may be adversely affected, and the fund will be subject to increased exposure to its custodian bank.
The GENIUS Act establishes a regulatory framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the fund and may impact the ability of the fund to be used as a reserve asset backing the outstanding payment stablecoins of stablecoin issuers. Federal banking regulators and state payment stablecoin regulators are expected to issue implementing regulations pursuant to the GENIUS Act. Such rulemaking may not necessarily have a direct, immediate effect upon the fund, but it is possible that, when compliance with these rules is required, they could potentially impact the fund’s strategies or operations.
UBS AM may also enter into partnerships with stablecoin issuers or other entities in the digital asset ecosystem that involve cooperation with regard to product development and may include commitments by such partners to maintain certain levels of investment in the fund. Such partnerships may or may not involve payments but would nonetheless create relationships that may impact the fund. For

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UBS Series Funds

example, if such a partnership were to end and the partnering entity were to seek to redeem its fund shares, it may adversely affect the fund’s liquidity and net assets.
Liquidity risk. The fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund’s share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions, when prices of securities are negatively impacted by rapid or unexpected changes in interest rates, or as a result of government intervention, political, social, health, economic or market developments.
Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund. Consequently, the fund may underperform in comparison to other funds with similar objectives and investment strategies.
US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US
Treasury; (3) the credit of the issuing agency, instrumentality or government sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. Securities that do not carry the backing of the full faith and credit of the US government are subject to more credit risk than securities that are supported by the full faith and credit of the US government. In some cases, there is even the risk of default. For example, the underlying pool of assets of a mortgage-backed security may decrease in aggregate value below the face value of the security as a result of borrower defaults on the underlying mortgage loans. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US government may default on payments on certain US government securities, including those held by the fund, which could have a material negative impact on the fund.
Repurchase agreements risk. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. Repurchase agreements also carry the risk that the counterparty will not fulfill its contractual obligations. By June 30, 2027, the

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UBS Series Funds

fund will be required to clear all or substantially all of its repurchase agreements collateralized by US Treasury securities through a covered clearing agency (the “clearing mandate”). Operational failures or disruptions at any clearing agency permitted to clear US Treasury repo transactions, whether arising from implementation of the clearing mandate or otherwise, could interrupt the fund’s ability to enter into or unwind repo transactions, which may affect the fund’s liquidity and its ability to pursue its investment strategies. There are currently substantial regulatory and operational uncertainties associated with implementation of the clearing mandate which may affect the cost, terms and/or availability of cleared repurchase agreement transactions. For example, there are a limited number of clearing agencies permitted to clear US Treasury repo transactions, including newly-approved clearing agencies, and any operational issues at a clearing agency could negatively impact the fund’s access to clearing.
Additional (non‑principal) risks
Temporary and defensive positioning. During adverse market conditions or when the advisor believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional costs and risks, such as increased exposure to cash held at a custodian bank.
Cybersecurity risk. The fund, like other business organizations, is susceptible to operational, information security and related risks through breaches in cybersecurity. In general, cybersecurity failures or breaches of the fund or its service providers or the issuers of securities in which the fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial‑of‑service attacks (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches affecting the fund’s investment advisor or any other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the fund’s ability to calculate its net asset value, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cybersecurity breaches in the future. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. While the fund’s advisor has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. The fund cannot control the cybersecurity plans and systems of its service providers, counterparties, and other third parties whose activities affect the fund.
Complex information technology and communications systems, such as the blockchain technologies associated with stablecoins, are subject to a number of different threats or risks (including operational, information security, cyberattacks and

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UBS Series Funds

related risks) that could adversely affect stablecoin issuers and, potentially, the fund and its shareholders. Stablecoins and the blockchain technologies associated with stablecoins are relatively new and still evolving. UBS AM and its affiliates will not be responsible for any loss in connection with the use of stablecoins or a related blockchain technology.

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UBS Series Funds

Managing your fund account

The following pages tell you how to buy and sell shares of the fund.
If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying and selling fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 19 of this prospectus.
Buying shares
The fund accepts the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to the fund through its custodian.
You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the fund. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy or sell shares directly to your financial intermediary. Fund shares are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Fund shares may also be held by investors who are not stablecoin issuers, including institutional or individual investors.
If you do not use a financial intermediary, you may also buy fund shares directly by calling the fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), at 1‑888‑547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Asset Management (US) Inc., the fund’s distributor (“UBS AM (US)”), or a financial intermediary or by calling the transfer agent toll-free 1‑888‑547 FUND.
You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent (or, if applicable, by a financial intermediary). The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

14

UBS Series Funds

The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

If a purchase order is received:	The order will normally be executed as of:

By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.
The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US “early closing” holiday recommendations schedule for the remainder of 2026 and 2027. These “early closing” days most often occur on a business day prior to a national holiday.
The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS AM (US) may return without notice money wired to the fund if the investor fails to place a corresponding share purchase order.
Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name:	Bank of New York Mellon
ABA:	011001234
Credit:	000073-5515
BNY Mellon Investment Servicing
(US) Inc. as Agent for UBS Funds
Further Credit:	Beneficiary Fund/Account Number
(Shareholder account number)
You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.
Minimum investment. The minimum investment level for initial purchases of the fund generally is $1,000,000 for Institutional Shares; $50,000,000 for Preferred Shares; and $500,000,000 for Ultra Shares, as determined on a household basis.
Subsequent purchases are not subject to a minimum investment level.
UBS AM (US) may waive these minimums under other circumstances in its discretion. The fund may change its minimum investment requirements at any time. Investments must be denominated in US dollars.
If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account

15

UBS Series Funds

unless the account balance will be at least such amount after that purchase.
Electronic trade entry. The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1‑888‑547 FUND.
Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the fund’s transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy or sell shares directly to your financial intermediary.
You may also sell your shares by calling the transfer agent directly at 1‑888‑547 FUND and speaking with a representative.
You sell shares based upon the net asset value next determined after receipt of your redemption order in good form by the transfer agent (or, if applicable, by a financial intermediary). A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares of the funds received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time).
The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:

By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.
As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).
Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

16

UBS Series Funds

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS AM, UBS AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.
The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.
A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.
Typically, redemptions of fund shares will be made by the fund wiring cash payments. The fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale or maturity of portfolio holdings. Although not routinely used by the fund, the fund reserves the right to pay proceeds “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the fund’s operations or in particularly stressed market conditions. In these cases, you might incur transaction costs converting the securities to cash. The securities included in a redemption in kind may include illiquid securities that may not be immediately saleable.
If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1‑888‑547 FUND.
Exchanging shares
You may not exchange shares of the fund for shares of other funds.
Transfer of account limitations
If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

17

UBS Series Funds

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all covered financial institutions to obtain, verify and record information that identifies each person who opens an account. The collection and verification of identifying information for individual beneficial owner(s) is also required for non-exempt legal entities that open an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity (or that of another person(s) authorized to act on your behalf) or the beneficial owner(s) of a non-exempt legal entity within a reasonable time, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. If we decide to close your account for this reason, your fund shares will be redeemed at the net asset value per share next calculated after the account is closed, less any applicable fees. You may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability. Investors may not be persons or entities subject to US sanctions administered by US Department of the Treasury’s Office of Foreign Assets Control or located in jurisdictions subject to comprehensive US sanctions. Each financial intermediary, including each Digital Asset Intermediary, must implement its own reasonably designed sanctions compliance program to comply with US sanctions. Additionally, each financial intermediary should understand and corroborate the source of wealth and source of funds for each of its underlying customers whose stablecoin purchases are funding the subscription to the fund. The fund reserves the right to reject any investment or take other actions with respect to any investor if it determines that the investment may violate applicable sanctions laws. The fund may be required to freeze or block assets or take other actions with respect to a shareholder as required by applicable sanctions laws and regulations.
Where shares are held through financial intermediaries, including Digital Asset Intermediaries, or in omnibus or similar accounts, the fund requires such intermediaries to perform certain investor identification, due diligence, and transaction monitoring functions. The fund may not have access to complete information regarding underlying beneficial owners in such arrangements.
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day (but within seven calendar days) for any period during which there is a non‑routine closure of Fedwire or applicable Federal Reserve Banks. In addition, the fund may also postpone or suspend redemption and payment as follows: (1) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (3) for any period during which the US Securities and Exchange

18

UBS Series Funds

Commission (“SEC”) has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (4) for any period that the SEC may by order permit for your protection; or (5) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/ or suspended redemption of shares and payment in accordance with federal securities laws.
A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.
UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.
Certain record owners of fund shares are expected to be trust or other accounts maintained by state or federally chartered crypto banks or other financial intermediaries in the digital asset ecosystem (“Digital Asset Intermediaries”). Digital Asset Intermediaries may provide custody, staking, governance, and settlement services to their customers, who may be payment stablecoin issuers or end‑users of payment stablecoins. In consideration of these shareholder services, UBS AM and/or its affiliates may make payments to one or more Digital Asset Intermediaries. Any such payments will be made from the assets of UBS AM and/or such affiliates. Such payments may be separate from or in addition to any amounts paid under a shareholder services plan.
In addition, financial advisors at UBS Financial Services Inc. (“Financial Advisors”) receive monthly production credits on all eligible average daily cash balances in sweep programs, money market funds, and UBS Bank USA Core Savings, if the client relationship meets certain monthly qualification criteria. These production credits are taken into account in the calculation of the applicable Financial Advisors’ grid rate schedule (which is used to determine a Financial Advisor’s compensation). For the relationship to qualify, one of two criteria must be met in clients’ securities accounts at UBS Financial Services Inc.: either (i) at least a certain amount of inflows using qualifying cash management services per month or (ii) at least a certain number of qualifying cash management transactions per month. Only activity and balances in eligible accounts, such as a UBS Resource Management Account and UBS Business Services Account BSA, within the relationship will be aggregated towards determining such qualifications and determine the cash balances. All advisory accounts, retirement accounts, and qualified plans are ineligible. Financial Advisors have an incentive to recommend eligible cash management services because average daily cash balances in eligible accounts where those qualifying services are used are included in the calculation of the Financial Advisor’s compensation. Other financial intermediaries through which the fund may be purchased/held may have other compensation arrangements with their staff, and an investor should consult with such other firm regarding questions about such arrangements, if any.
If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.
UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with

19

UBS Series Funds

the fund (a “Direct Purchasing Account”) or can be entered through the firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.
If you have an Automated Purchasing Account, you should direct all your requests to buy or sell shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”
Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.
Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.
You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent (or, if applicable, by a financial intermediary). The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)
The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a purchase order is received:	The order will normally be executed as of:

By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.
The fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday “early closing” recommendations schedule for the remainder of 2026 and 2027. These “early closing” days most often occur on a business day prior to a national holiday.

20

UBS Series Funds

The fund, UBS AM and UBS AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.
Minimum investment. The minimum investment level for initial purchases of the fund generally is $1,000,000 for Institutional Shares; $50,000,000 for Preferred Shares; and $500,000,000 for Ultra Shares, as determined on a household basis.
Subsequent purchases are not subject to a minimum investment level.
UBS AM (US) may waive this minimum under other circumstances in its discretion. The fund may change its minimum investment requirements at any time. Investments must be denominated in US dollars.
If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.
Selling shares
You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.
You sell shares based upon the net asset value next determined after receipt of your redemption order in good form by the transfer agent (or, if applicable, by a financial intermediary). A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order. Orders to sell shares of the fund received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time).
The chart below shows processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

If a redemption order is received:	The order will normally be executed as of:

By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.
As noted above under “Buying shares,” the fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).
Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account ordinarily on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired or deposited on the same day.
If the transfer agent receives your order to sell shares late in the day, it will process your order and

21

UBS Series Funds

initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS AM, UBS AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.
Typically, redemptions of fund shares will be made by the fund wiring cash payments or deposit into your account. The fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale or maturity of portfolio holdings. Although not routinely used by the fund, the fund reserves the right to pay proceeds “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the fund’s operations or in particularly stressed market conditions. In these cases, you might incur brokerage costs converting the securities to cash. The securities included in a redemption in kind may include illiquid securities that may not be immediately saleable.
If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1‑888‑547 FUND.
Exchanging shares
You may not exchange shares of the fund for shares of other funds.
Transfer of account limitations
If you hold your shares with UBS Financial Services Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, BNY Mellon. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.
Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all covered financial institutions to obtain, verify and record information that identifies each person who opens an account. The collection and verification of identifying information for individual beneficial owner(s) is also required for non-exempt legal entities that open an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, or the beneficial owner(s) of a non-exempt legal entity, the fund and UBS AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account. Investors may

22

UBS Series Funds

not be persons or entities subject to US sanctions administered by US Department of the Treasury’s Office of Foreign Assets Control or located in jurisdictions subject to comprehensive US sanctions. Each financial intermediary, including each Digital Asset Intermediary, must implement its own reasonably designed sanctions compliance program to comply with US sanctions. Additionally, each financial intermediary should understand and corroborate the source of wealth and source of funds for each of its underlying customers whose stablecoin purchases are funding the subscription to the fund. The fund reserves the right to reject any investment or take other actions with respect to any investor if it determines that the investment may violate applicable sanctions laws. The fund may be required to freeze or block assets or take other actions with respect to a shareholder as required by applicable sanctions laws and regulations.
Where shares are held through financial intermediaries, including Digital Asset Intermediaries, or in omnibus or similar accounts, the fund requires such intermediaries to perform certain investor identification, due diligence, and transaction monitoring functions. The fund may not have access to complete information regarding underlying beneficial owners in such arrangements.
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request (under normal circumstances, on the same day). The fund may postpone and/or suspend redemption and payment beyond one business day (but within seven calendar days) for any period during which there is a non‑routine closure of Fedwire or applicable Federal Reserve Banks. In addition, the fund may also postpone or suspend redemption and payment as follows: (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (3) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (4) for any period that the SEC may by order permit for your protection; or (5) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.
UBS AM (US) (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS AM (US) and the entity.
Certain record owners of fund shares are expected to be trust or other accounts maintained by state or federally chartered crypto banks or other financial intermediaries in the digital asset ecosystem (“Digital Asset Intermediaries”). Digital Asset Intermediaries may provide custody, staking, governance, and settlement services to their customers, who may be payment stablecoin issuers or end‑users of payment stablecoins. In consideration of these shareholder services, UBS AM and/or its affiliates may make payments to one or more Digital Asset Intermediaries. Any such payments will be made from the assets of UBS AM and/or such affiliates. Such payments may be separate from or in addition to any amounts paid under a shareholder services plan.

23

UBS Series Funds

In addition, financial advisors at UBS Financial Services Inc. (“Financial Advisors”) receive monthly production credits on all eligible average daily cash balances in sweep programs, money market funds, and UBS Bank USA Core Savings, if the client relationship meets certain monthly qualification criteria. These production credits are taken into account in the calculation of the applicable Financial Advisors’ grid rate schedule (which is used to determine a Financial Advisor’s compensation). For the relationship to qualify, one of two criteria must be met in clients’ securities accounts at UBS Financial Services Inc.: either (i) at least a certain amount of inflows using qualifying cash management services per month or (ii) at least a certain number of qualifying cash management transactions per month. Only activity and balances in eligible accounts, such as a UBS Resource Management Account and UBS Business Services Account BSA, within the relationship will be aggregated towards determining such qualifications and determine the cash balances. All advisory accounts, retirement accounts, and qualified plans are ineligible. Financial Advisors have an incentive to recommend eligible cash management services because average daily cash balances in eligible accounts where those qualifying services are used are included in the calculation of the Financial Advisor’s compensation. Other financial intermediaries through which the fund may be purchased/held may have other compensation arrangements with their staff, and an investor should consult with such other firm regarding questions about such arrangements, if any.
If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.
Market timing
Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS AM (US) also believes that money market funds, such as the fund offered in this prospectus, are not targets of abusive trading practices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.
Other UBS funds that are managed by UBS AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.
Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is equal to the value of all the assets of the fund, minus the liabilities of the fund, divided by the number of shares outstanding.
In determining net asset value, the fund values its securities at their amortized cost, unless the fund’s board (or UBS AM as valuation designee) determines that this does not represent fair value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the

24

UBS Series Funds

instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.
The net asset value per share of the fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time).
Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.
On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.
The fund’s board has designated UBS AM as the valuation designee pursuant to Rule 2a‑5 under the Investment Company Act of 1940, as amended, and delegated to UBS AM the responsibility for making fair value determinations with respect to the fund’s portfolio securities. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has a valuation committee to assist with its designated responsibilities as valuation designee. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: fixed-income securities that have gone into default and for which there is no current market value quotation; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS AM, represent current market value. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.
Management
Investment advisor
UBS Asset Management (Americas) LLC (“UBS AM”) is the fund’s investment advisor and administrator.
UBS AM is a Delaware limited liability company with its principal business offices located at One North Wacker Drive, Chicago, IL 60606, and at 1285 Avenue of the Americas, New York, NY 10019. UBS AM is an investment adviser registered with the SEC. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”). As of June 30, 2026, UBS AM had approximately $614 billion in assets under management. UBS AM is a member of the UBS Asset Management Division, which had approximately $2.2 trillion in assets under management world-wide as of June 30, 2026. UBS is an internationally diversified organization headquartered in Zurich, Switzerland and with operations in many areas of the financial services group of industries.
Advisory and administration fees
The fund pays UBS AM a contractual investment advisory and administration fee of 0.10% of the fund’s average daily net assets.

25

UBS Series Funds

The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to (i) waive 0.05% of its management fee for each class and (ii) waive fees and/or reimburse expenses so that the total ordinary operating expenses of the fund through August 12, 2027, do not exceed 0.18% for Institutional Shares, 0.14% for Preferred Shares, and 0.08% for Ultra Shares (the “Expense Limitation”). As part of this overall limitation, the fund and UBS AM (US) have entered into a written fee waiver agreement pursuant to which UBS AM (US) is contractually obligated to waive a portion of its shareholder servicing fee equal to 0.04% for Institutional Shares, 0.08% for Preferred Shares, and 0.14% for Ultra Shares through August 12, 2027. The UBS AM (US) shareholder servicing fee waiver contributes to, and does not supplement, the Expense Limitation set forth herein. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.
UBS AM may also voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue to voluntarily waive a portion of its fees. Waivers may impact the fund’s performance.
A discussion regarding the basis for the board’s approval of the fund’s Investment Advisory and Administration Contract with UBS AM will be available in the fund’s Form N‑CSR for its first fiscal period after it commences operations.
Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate. The fund also reserves the right, without shareholder approval (but with notice to shareholders), to convert to a master-feeder structure in which the fund as a “feeder fund” invests all of its assets in a “master fund,” which would have the same investment objective.
Dividends and taxes
Dividends
The fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.
The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.
Shares of the fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.
You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your

26

UBS Series Funds

Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).
While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
Taxes
The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock. Dividends paid by the fund are also not expected to qualify as “exempt-interest dividends,” and will not be excludable from gross income by shareholders, because the fund is not expected to invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.
Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.
Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax‑exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.
Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states. Dividends that are attributable to interest income received by the fund from cash held at the custodian would not qualify for this exemption. In addition, income derived from repurchase agreements, even if collateralized by such tax-exempt government securities, generally will not be exempt from state and local income taxes.
The fund will tell you annually the character of dividends for tax reporting purposes. You will generally not recognize any gain or loss on the sale of your fund shares as long as the fund maintains a share price of $1.00.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
The fund may be required to withhold a 24% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W‑9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.
Taxable distributions to non‑US shareholders will generally be subject to a 30% withholding tax (or lower applicable treaty rate). However, certain properly reported distributions paid by the fund

27

UBS Series Funds

that are attributable to “qualified interest income” (generally, interest that would not have been subject to US federal withholding tax at the source if received directly by a non‑US shareholder) or short-term capital gain are generally exempt from the 30% withholding tax to the extent the fund properly reports such distributions. “Qualified interest income” includes, in general, US source (1) bank deposit interest, (2) short-term original issue discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the fund is a 10‑percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Qualified interest income may also include interest with respect to loans that relate to US branches of non‑US corporations to the extent such interest is treated as US source under applicable branch interest rules. Non‑US source interest income is not eligible for exemption from US federal withholding tax, and distributions of non‑US source income will be subject to the 30% US withholding tax unless reduced by an applicable tax treaty.
The fund is required to withhold US tax (at a 30% rate) on payments of taxable dividends made to certain shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US‑owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.
The tax consequences to a non‑US resident shareholder entitled to claim the benefits of an applicable tax treaty might differ from those described herein. Non‑US resident shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of investing in the fund. Shares of the fund held by a non‑US shareholder at death will be considered situated within the United States and subject to US estate tax.
The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.
Disclosure of portfolio holdings and other information
The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N‑CSR. The fund’s Form N‑CSR will be available on the SEC’s website at http://www.sec.gov. Additionally, you may obtain copies of Form N‑CSR from the fund upon request by calling 1‑800‑647 1568. The Form N‑CSR for the fund will be posted on the fund’s website at https://www.ubs.com/usmoneymarketfunds.
The fund will disclose on UBS AM’s website, within five business days after the end of each month, a complete schedule of the portfolio holdings and information regarding the weighted average maturity and weighted average life of the fund. This information will be posted on the UBS website at the following internet address: https://www.ubs.com/usmoneymarketfunds. In addition, the fund will file with the SEC on Form N‑MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund’s Form N‑MFP will be

28

UBS Series Funds

available on the SEC’s website; UBS AM’s website will also contain a link to this filing. The UBS AM website will also disclose the following information for the fund as of the end of each business day for the previous six months: (1) the percentage of the fund’s total assets invested in daily and weekly liquid assets; (2) the fund’s daily net inflows and outflows; and (3) the fund’s current market-based net asset value per share to four decimal places, which is calculated using current market quotations (or an appropriate substitute that reflects current market conditions). (For purposes of transactions in the shares of the fund, the price for shares will be the net asset value per share, calculated using the amortized cost method to two decimal places as further described in this prospectus and the related SAI.) Investors also may find additional information about the fund at the above referenced UBS website internet address.
Additionally, an abbreviated portfolio holdings report for the fund is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS website at the following internet address: https://www.ubs.com/usmoneymarketfunds. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the website at least one day prior to other public dissemination.
The weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N‑CSR for the period that included the date as of which the website information is current. (For example, a fund files its annual financial statements for its most recent fiscal year ended April 30th with the SEC on Form N‑CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the website once the annual financial statements are filed, but not until then.)
Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

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UBS Series Funds

Financial highlights

No financial highlights are shown for the fund, which had not commenced operations as of April 30, 2026.

30

UBS Series Funds: Appendix A

Additional information regarding purchases and redemptions

The fund is open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Those days SIFMA has recommended that the bond markets close early remaining through 2026 and for 2027 are listed below.

Holidays (observed)	Early close
Labor Day (September 7, 2026)	—
Columbus Day (October 12, 2026)	—
Veterans Day (November 11, 2026)	—
Thanksgiving Day (November 26, 2026)	November 27, 2026
Christmas Day (December 25, 2026)	December 24, 2026
New Year’s Day (January 1, 2027)	December 31, 2026
Martin Luther King Day (January 18, 2027)	—
Presidents Day (February 15, 2027)	—
Good Friday (March 26, 2027)	March 25, 2027
Memorial Day (May 31, 2027)	May 28, 2027
Juneteenth (June 18, 2027)	—
Independence Day (July 5, 2027)	July 2, 2027
Labor Day (September 6, 2027)	—
Columbus Day (October 11, 2027)	—
Veterans Day (November 11, 2027)	—
Thanksgiving Day (November 25, 2027)	November 26, 2027
Christmas Day (December 24, 2027)	December 23, 2027
New Year’s Day (January 1, 2028)	December 31, 2027

31

If you want more information about the fund, the following documents are available free of charge upon request:
Annual/semiannual reports and Form N‑CSR Filed with the SEC
Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders and Forms N‑CSR filed with the SEC. In Forms N‑CSR, you will find the fund’s annual and semi-annual financial statements.
Statement of Additional Information (SAI)
The fund’s SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).
You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports (when available) and their SAI and other information such as the fund financial statements (when available) by contacting the fund directly at 1‑800‑647 1568. The fund’s annual and semiannual reports and its SAI and other information such as the fund financial statements will also be posted on the UBS website at the following internet address: https://www.ubs.com/usmoneymarketfunds. You may also request other information about the fund and make shareholder inquiries via the telephone number above.
You can get copies of reports and other information about the fund:

•	For a fee, by electronic request at publicinfo@sec.gov; or

•	Free, from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

UBS Series Funds
—UBS Liquid Reserves Fund
Investment Company Act File No. 811‑08767
© UBS 2026. All rights reserved.
S1944

Money Market Funds
Prospectus | August 12, 2026
Includes:
•	UBS Liquid Reserves Fund

Money Market Funds

Statement of Additional Information  |  August 12, 2026

1285 Avenue of the Americas,

New York, NY 10019

Includes:

•	UBS Liquid Reserves Fund
•	Institutional Shares: LRIXX
•	Preferred Shares: LRPXX
•	Ultra Shares: LRUXX

UBS Liquid Reserves Fund (the “fund”) is a diversified series of UBS Series Funds (the “Trust”), a professionally managed open-end investment company.

The fund’s investment advisor and administrator is UBS Asset Management (Americas) LLC (“UBS AM”). UBS Asset Management (US) Inc. (“UBS AM (US)”) serves as principal underwriter for the fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG.

This SAI is not a prospectus and should be read only in conjunction with the fund’s current prospectus dated August 12, 2026. A copy of the fund’s prospectus may be obtained by calling your Financial Advisor or by calling the fund toll-free 1-888-547 FUND. The prospectus also contains more complete information about the fund. You should read it carefully before investing. This SAI is dated August 12, 2026.

The fund and its investment policies

The fund’s investment objective is non-fundamental and may be changed by the fund’s board at any time without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board without shareholder approval.

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. As an SEC registered money market fund, the fund maintains a dollar-weighted average portfolio maturity of 60 days or less; and the fund maintains a dollar-weighted average life (“WAL”) for its portfolio of 120 days or less. However, as noted below, the fund further restricts its investments consistent with the GENIUS Act (as defined below), and its WAL will be shorter than that permitted for most other money market funds.

The fund may purchase only those obligations that UBS AM determines, pursuant to procedures adopted by the board, are “eligible securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).

The fund’s investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. The fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for US Stablecoins Act (the “GENIUS Act”) and any effective regulation adopted thereunder. These eligible reserve assets include, and the fund intends to invest only in, cash, securities issued by the US Treasury with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less, and overnight repurchase agreements collateralized by securities issued by the US Treasury and cash. The fund primarily intends to serve as a reserve asset for stablecoin issuers. The fund does not invest in stablecoins or stablecoin issuers.

The fund’s board has determined that the fund will operate as a “government money market fund” under Rule 2a-7 of the Investment Company Act. Therefore, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized with cash and/or government securities); however, the fund expects to further limit its investments as noted above. As a “government money market fund” under Rule 2a-7, the fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price and (2) is not subject to a liquidity fee on fund redemptions which might apply to other types of funds under certain circumstances. (In conformance with Rule 2a-7, the fund’s board has reserved its ability to change this policy regarding liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the fund’s policy and have the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.)

The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis in accordance with Rule 18f-4 under the Investment Company Act (“Rule 18f-4”). The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1⁄3% of its total assets. The fund may borrow from banks and through reverse repurchase agreements for temporary purposes, but not in excess of 33 1⁄3% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The fund’s investments, related risks and limitations—Investment limitations of the fund” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS AM. However, because the fund limits its investment to only eligible reserve assets under the GENIUS Act, the fund would only invest in other investment companies that similarly limit their investments.

The fund’s investments, related risks and limitations

The following supplements the information contained in the fund’s prospectus and above concerning the fund’s investments, related risks and limitations. Except as otherwise indicated in the prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective and strategies.

Yields and quality of money market instruments. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase, a security held by a fund may experience a default, cease to be an eligible security (e.g., no longer presents minimal credit risks), or an event of insolvency may occur with respect to the issuer. In such cases, the fund will dispose of the security as soon as practicable consistent with achieving an orderly disposition of the security, by sale, exercise of any demand feature or otherwise, absent a finding by the fund’s board that disposal of the security would not be in the best interests of the fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the security).

US Government securities. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling could increase the risk that the US government may default on payments on certain US government securities, including those held by the fund, which could have a material adverse impact on the fund. The long-term US credit rating has been subject to downgrades by multiple major credit rating agencies since 2011, in part as a result of disagreements within the US government over raising the debt ceiling to repay outstanding obligations, and similar situations in the future could increase volatility in both stock and bond markets, result in higher interest rates, lower prices of US Treasury securities and increase the costs of different kinds of debt. It is at least theoretically possible that under certain scenarios the US government could default on its debt, including US Treasuries. UBS AM cannot predict the effects of these or similar events in the future on the US economy and securities markets or on the fund’s portfolio.

Variable and floating rate securities and demand instruments. The fund may purchase variable and floating rate securities issued by the US Treasury. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity.

Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Illiquid securities. The term “illiquid securities” means securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the fund has valued the securities and includes, among other things, restricted securities other than those UBS AM has determined are liquid pursuant to guidelines established by the fund’s board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority (previously, the National Association of Securities Dealers, Inc. (“FINRA”)). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS AM pursuant to guidelines approved by the board. UBS AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS AM monitors the liquidity of restricted securities in the fund’s portfolio and reports periodically on such decisions to the board.

UBS AM also monitors the fund’s overall holdings of illiquid securities. If the fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements. The fund may enter into overnight repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 93 days. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or the fund’s investment strategies and limitations may require the fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Such an insolvency may result in a loss to the extent that the value of the purchased securities or other assets decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for US Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in US Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by US Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of the fund with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required as of June 30, 2027. The fund will be required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions. For example, there are a limited number of clearing agencies permitted to clear US Treasury repo transactions, including newly-approved clearing agencies, and any operational issues at a clearing agency could negatively impact the fund’s access to clearing.

Reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Counterparty risk. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

Operations risk. The fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired or other potential operational issues because of difficulties with the settlement process or other functions related to the processing of securities transactions. Such risks may arise from factors such as processing errors, human errors, inadequate or failed internal or external processes and controls, failures in systems and technology, documentation issues, changes in personnel and errors caused by third-party service providers.

Risk associated with the fund holding cash. The fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject the fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by certain funds that are derived from interest income with respect to US government securities.

When-issued and delayed delivery securities. The fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund’s incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund’s net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or other liquid assets on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

The fund may sell the right to acquire the security prior to delivery if UBS AM deems it advantageous to do so, which may result in a gain or loss to the fund.

A money market fund cannot rely on Rule 18f-4 related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies to use such instruments, with a limited exception for investments in certain when-issued, forward-settling and non-standard settlement cycle securities transactions. Under Rule 18f-4, a money market fund, such as the fund, is only permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the Investment Company Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. These requirements may limit the ability of the fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, as part of its investment strategies.

Investments in other investment companies. The fund may invest in securities of other investment companies, subject to limitations imposed by the Investment Company Act and consistent with its investment policies. Among other things, these limitations generally restrict the fund’s aggregate investments in other investment companies that are not themselves money market funds to no more than 10% of its total assets, subject to a number of exceptions under SEC rules, including Rule 12d1-4. The shares of other money market funds are subject to the management fees and/or other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund’s liquidity. Because the fund limits its investment to only eligible reserve assets under the GENIUS Act, the fund would only invest in other investment companies that similarly limit their investments.

Artificial Intelligence. UBS AM may use and/or expand its use of artificial intelligence (“AI”) in connection with its business, operating and investment activities and the fund’s investments may also use such technologies. Actual usage of such AI will vary, and while UBS AM may from time to time adopt and adjust usage policies and procedures governing the use of AI by its personnel, there is a risk of misuse of AI technologies. AI is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by AI. Therefore, it is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for the fund, including, potentially, operational errors and investment losses. AI and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations. Ongoing and future regulatory actions with respect to AI generally or AI’s use in any industry in particular may alter, perhaps to a materially adverse extent, the ability of UBS AM, the fund or its investments to utilize AI in the manner it has to-date, and may have an adverse impact on the ability of UBS AM, the fund or its investments to continue to operate as intended.

Cybersecurity/Technology risk. As the use of technology has become more prevalent in the course of business, the fund, like other business organizations, has become more susceptible to operational, information security and related risks through breaches in cybersecurity. In general, cybersecurity failures or breaches of the fund or its service providers or the issuers of securities in which the fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches affecting the fund’s investment advisor or any other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the fund’s ability to calculate its net asset value, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cybersecurity breaches in the future. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.

While UBS AM has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, UBS AM does not directly control the cybersecurity plans and systems put in place by the fund’s other service providers or any other third parties whose operations may affect the fund or its shareholders. The fund and its shareholders could be negatively impacted as a result.

Complex information technology and communications systems, such as the blockchain technologies associated with stablecoins, are subject to a number of different threats or risks (including operational, information security, cyberattacks and related risks) that could adversely affect stablecoin issuers and, potentially, the fund and its shareholders. Stablecoins and the blockchain technologies associated with stablecoins are relatively new and still evolving. UBS AM and its affiliates will not be responsible for any loss in connection with the use of stablecoins or a related blockchain technology.

Market risk. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the fund’s investments. In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Events such as war, acts of terrorism, natural and environmental disasters, recessions, rapid inflation, cyber-attacks or incidents, the imposition of international sanctions, trade disputes and changes in trade regulation (including tariffs or other restrictions on trade), elevated levels of government debt, internal unrest and discord, or pandemics or other public health threats could also significantly impact the fund and its investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

To the extent the fund is overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

Low or negative interest rates. In a low or negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent the fund holds a negatively-yielding debt instrument or has a bank deposit with a negative interest rate, the fund would generate a negative return on that investment.

In the past, certain European countries and Japan have pursued negative interest rate policies, and there is the possibility that negative interest rate policies might be pursued in the United States at some point in the future. In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets, such as investment-grade and higher-yield debt instruments, or equity investments that pay a dividend, absent other market risks that may make such alternative investments unattractive. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield over time, thus reducing the value of such alternative investments. In addition, a move to higher yielding investments may cause investors, including the fund (to the extent permitted by its investment objective and strategies), to seek fixed-income investments with longer maturities and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit the fund’s ability to locate fixed-income instruments containing the desired risk/return profile.

A low or negative interest rate environment could impact the fund’s ability to maintain a stable $1.00 share price. If the fund has a negative gross yield as a result of negative interest rates, it may reduce the number of shares outstanding on a pro rata basis through reverse stock splits, negative dividends or other mechanisms to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and its organizational documents. The use of such measures is also subject to certain determinations by the fund’s board and disclosure requirements, and may have tax implications for the fund and its shareholders. Alternatively, the fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating net asset value per share rounded to four decimal places by using available market quotations or equivalents.

Investment limitations of the fund

Fundamental investment limitations. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares of the fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

The fund will not:

(1)

Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company, and (b) consistent with SEC and SEC staff guidance, the fund may invest up to 10% of its total assets in securities that are subject to demand features or guarantees issued by a single institution.

(2)

Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry; and (c) taxable municipal securities will not be considered municipal securities for purposes of this industry concentration limitation.

(3)

Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1⁄3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)

Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: the fund’s investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)

Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)

Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)

Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-fundamental investment limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

The fund will not:

(1)	Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

(2)

Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

(3)	Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Disclosure of portfolio holdings

Policies and procedures generally. UBS AM and the fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the fund. UBS AM and the fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of the fund’s investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other.

The fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the fund’s portfolio holdings will not be made available to anyone outside of UBS AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy. A description of the type and frequency of portfolio holdings that are disclosed to the public also is contained in the fund’s prospectus.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS AM and the fund’s board determined that the fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS AM’s procedures require that the UBS AM Legal and/or Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund or the UBS AM Legal and/or Compliance Departments authorizing the disclosure of portfolio holdings. The UBS AM Legal and/or Compliance Departments will periodically review how the fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS AM affiliates and certain fiduciaries, and broker-dealers to ensure that such disclosure and use is for legitimate fund business reasons and consistent with the best interests of the fund’s shareholders.

Board oversight. The fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the fund’s chief compliance officer of the portfolio holdings disclosure policies and procedures, and the fund’s policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”)) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS AM and the fund’s board reserve the right to amend the fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of the fund’s board.

Complete portfolio holdings—disclosure to service providers subject to confidentiality and trading restrictions. UBS AM, for legitimate business purposes, may disclose the fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS AM and/or the fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information pursuant to the terms of the service agreement between the Service Provider and the fund or UBS AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a Trust officer or the General Counsel, Deputy General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS AM.

Complete portfolio holdings—disclosure to UBS AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions. The fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund or by an attorney in the Legal and Compliance Departments of UBS AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS AM’s code of ethics, the fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to the fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS AM or the fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the fund’s current advisor; (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties; and (vi) custodians and other third parties as necessary in connection with redemptions in kind of the fund’s shares.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed and the risk of harm to the fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings—arrangements to disclose to service providers and fiduciaries. As of the date of this SAI, the specific Service Providers, Affiliates and Fiduciaries with whom the fund has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the fund are:

•

State Street, the fund’s custodian, accounting agent and sub-administrator, receives portfolio holdings information daily on a real-time basis in connection with the custodian, fund accounting, valuation and sub-administration services it provides to the fund.

•

Ernst & Young LLP, the fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semi-annual basis for financial reporting purposes. There is a 25-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semi-annual reporting purposes. Ernst & Young LLP also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP. In addition, Ernst & Young LLP receives holdings twice a year for fiscal income and excise tax provision reporting purposes with a 25-day lag time.

•

A limited number of financial printers used by the fund to print and file its annual and semi-annual shareholder reports and related financial statements and other regulatory materials. There is at least a two week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•

The rating agency of Moody’s Investors Service, Inc. receives portfolio holdings information approximately 5 days after the end of each month so that the fund may be included in the rating agency’s industry reports and other materials. There is an approximately 5-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

•	International Data Corporation receives portfolio holdings information daily on a real-time basis in connection with providing pricing information for the fund’s portfolio securities.

•	Thomson Reuters receives portfolio holdings information weekly on a real-time basis in connection with providing pricing information for the fund’s portfolio securities.

•

Investment Company Institute, the national association of US investment companies, including mutual funds, closed-end funds, exchange-traded funds and unit investment trusts, receives portfolio holdings information on a monthly basis in order to compile and analyze industry data. There may be a delay of up to approximately 5 business days between the date of the portfolio holdings information and the date on which the information is disclosed to the Investment Company Institute.

Complete and partial portfolio holdings—disclosure to broker-dealers in the normal course of managing fund assets. An investment advisor, administrator or custodian for the fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions or securities transactions without the consent of the fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS AM Legal and Compliance Departments. The fund has not given its consent to any such use or disclosure and no person or agent of UBS AM is authorized to give such consent except as approved by the fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund purposes served by such disclosure.

Complete and partial portfolio holdings—disclosure as required by applicable law. Fund portfolio holdings and other investment positions comprising the fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another domestic or foreign regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS AM Legal Department may not be able to prevent or place restrictions on the disclosure of the fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information. Policies and procedures regarding non-material information permit UBS AM fund officers, UBS AM fund portfolio managers, and senior officers of UBS AM Fund Treasury, UBS AM Legal and Compliance Departments, and anyone employed by or associated with UBS AM who has been authorized by the UBS AM Legal and Compliance Departments’ representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of the fund that occurred after the most recent calendar-quarter end (or, in the case of a money market fund, after the most recent monthly public posting of portfolio holdings) (“recent portfolio changes”) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the fund. Nonexclusive examples of commentary and analysis about the fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS AM who have been authorized by the Legal and Compliance Departments of UBS AM to disclose recent portfolio changes and/ or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration. The portfolio holdings disclosure policies and procedures prohibit the fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Organization of the Trust; trustees and officers; principal holders and management ownership of securities

The Trust was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently has fourteen series. The Trust has authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value of $0.001 per share.

The Trust is governed by a board of trustees, which oversees the fund’s operations and which is authorized to establish additional series. Each trustee serves an indefinite term of office. The tables below show, for each trustee (sometimes referred to as “board member”) and officer, his or her name, address and birth year, the position held with the Trust, the length of time served as trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

Independent trustees
Name, address, and birth year	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 1959 c/o Keith A. Weller Fund Secretary UBS Asset Management (Americas) LLC One North Wacker Drive Chicago, IL 60606	Trustee and Chair of the Board of Trustees	Since 2005 (Trustee); since 2023 (Chair of the Board of Trustees)	Mrs. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Mrs. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution since 2001 save for mandatory years off between terms.	Mrs. Higgins is a director or trustee of 7 investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.	None
Richard R. Burt; 1947 McLarty Associates 900 17th Street, N.W. 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 4 investment companies (consisting of 34 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 1940 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 4 investment companies (consisting of 34 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Name, address, and birth year	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Virginia G. Breen; 1964 c/o Keith A. Weller Fund Secretary UBS Asset Management (Americas) LLC One North Wacker Drive Chicago, IL 60606	Trustee	Since 2023	Ms. Breen is a private investor and board member of certain entities (as listed herein).	Ms. Breen is a director or trustee of 7 investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.	Director of: Paylocity Holding Corp.; the Neuberger Berman Private Equity Registered Funds (18 funds); NB Asset Backed Credit Fund; certain funds in the Calamos Fund Complex (58 funds). Former Director of JLL Income Property Trust, Inc. (from 2004 to 2023) and Tech and Energy Transition Corporation (2021 to 2023).
David R. Malpass; 1956 c/o Keith A. Weller Fund Secretary UBS Asset Management (Americas) LLC One North Wacker Drive Chicago, IL 60606	Trustee	Since 2023	Mr. Malpass served as President of the World Bank Group from April 2019 to June 2023. Prior to that, he served as US Treasury Undersecretary for International Affairs (August 2017—April 2019) (Mr. Malpass also had previously served as a trustee of the funds from 2014 until 2017, when he entered public service.)	Mr. Malpass is a trustee of 4 investment companies (consisting of 34 portfolios) for which UBS AM serves as investment advisor or manager.	In his role as President of the World Bank Group, Mr. Malpass was President of, and Chairman of the Boards and Administrative Councils of, the following: International Bank for Reconstruction and Development; International Development Association; International Finance Corporation; Multilateral Investment Guarantee Agency; and International Centre for Settlement of Investment Disputes. In his role as Undersecretary of the US Treasury, Mr. Malpass was also on the boards of Overseas Private Investment Corporation (the US Government’s development finance institution until it merged with another government entity in 2019) and Millennium Challenge Corporation (a US foreign aid agency).

[1]	Each trustee holds office for an indefinite term.

Officers
Name, address, and birth year	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[3]; 1968	Vice President, Treasurer, Chief Financial Officer, and Principal Accounting Officer	Since 2011 (Vice President); since March 2026 (Treasurer, Chief Financial Officer, and Principal Accounting Officer)	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) of UBS Asset Management (Americas) LLC and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is vice president, treasurer, chief financial officer, and principal accounting officer of 9 investment companies (consisting of 46 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 1963	President	Since 2023	Mr. Carver is an executive director and head of UBS AM—Americas region Products team (since 2024) (prior to which was a senior member of the UBS AM—Americas region Products team (from 2022 until 2024)). In addition to his Fund Board relations and governance role, he serves as a regional strategic product shelf manager, including UBS AM—Americas region strategic product alignment with UBS Financial Services Inc. Mr. Carver previously served in the role of fund president from 2010 to 2018 before moving to a senior product role at UBS Financial Services Inc. until 2020. Before rejoining UBS AM, Mr. Carver served in a consulting capacity for FLX Networks, a firm serving both the asset management and wealth management industries. He is president of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.
Michael Gleason[2]; 1982	Vice President	Since 2024	Mr. Gleason is an executive director since 2023, and operational tax specialist for UBS AM—Americas region, prior to which he was a senior manager at Deloitte (from 2014 until 2023). Mr. Gleason is a vice president of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.
Nicole Lin[3]; 1980	Vice President and Assistant Treasurer	Since March 2026	Ms. Lin is a senior fund accountant for UBS AM (since 2024). Prior to joining UBS AM, Ms. Lin worked as an officer at State Street. Ms. Lin is a vice president and assistant treasurer of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.
John Loubnan[2]; 1993	Vice President and Assistant Treasurer	Since March 2026	Mr. Loubnan is a senior fund accountant for UBS AM (since 2020). Prior to joining UBS AM, Mr. Loubnan worked as a senior fund accountant at The Bank of New York Mellon. Mr. Loubnan is a vice president and assistant treasurer of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[4]; 1978	Chief Compliance Officer	Since 2022	Ms. Merrill is an executive director (since 2023) (prior to which she was a director (from 2014 until 2023) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 42 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[4]; 1973	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010), head of global liquidity portfolio management (since 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 33 portfolios) for which UBS AM serves as investment advisor or manager.

Officers
Name, address, and birth year	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Eric Sanders[5]; 1965	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[4]; 1985	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since 2023, prior to which he was an executive director (from 2019 until 2023)) and Secretary and Head of Legal—UBS AM Americas region (since 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[4]; 1983	Vice President	Since 2016	Mr. Walczak is a managing director (since 2024) (prior to which he was an executive director from 2016 until 2024), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 33 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[4]; 1961	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005), deputy general counsel (since 2019) and Head of Registered Funds Legal (since 2022) (prior to which he was senior associate general counsel), with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 42 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, NY 10019.
[3]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.
[4]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[5]	This person’s business address is 11 Madison Avenue, New York, NY 10010.

Information about trustee ownership of fund shares
Independent trustee	Dollar range of equity securities in UBS Liquid Reserves Fund[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by trustee for which UBS AM serves as investment advisor or manager[2]

Independent trustees

Heather R. Higgins	None	Over $100,000

Richard R. Burt	None	None

Bernard H. Garil	None	Over $100,000

Virginia G. Breen	None	None

David R. Malpass	None	None
[1]	The fund had not yet commenced operations as of the date of this SAI. As a result, no equity securities were held as of December 31, 2025.
[2]	Information regarding ownership is as of December 31, 2025, unless otherwise noted.

Leadership structure and qualifications of board of trustees

The board is responsible for oversight of the fund. The board is currently composed of five trustees, all of whom are not “interested persons” of the fund as that term is defined by the Investment Company Act (“Independent Trustees”). The board members have selected Mrs. Higgins, an Independent Trustee, to act as chair of the board. The chair of the board’s role is to preside at all meetings of the board and generally to act as a liaison with service providers, officers, attorneys and other trustees between meetings. The chair may also perform such other functions as may be delegated by the board from time to time. The board has established an Audit Committee and a Nominating and Corporate Governance Committee to assist the board in the oversight and direction of the business and affairs of the fund, and from time to time may establish ad hoc committees, informal working groups or designate one or more members to review and address the policies and practices of the fund or to liaise with the fund’s Chief Compliance Officer or service providers, including staff of UBS AM, with respect to certain specified matters. The board meets at regularly scheduled meetings five times throughout the year. In addition, the trustees may meet in-person or by telephone at special meetings or on an informal basis at other times. Each committee meets as appropriate to conduct the oversight functions delegated to the committee by the board and reports its findings to the board. The board and Audit Committee conduct annual assessments of their oversight function and structure. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities. The trustees have determined that the board’s leadership and committee structure is appropriate because it allows the board to exercise informed and independent judgment over the matters under its purview and to allocate areas of responsibility among committees of Independent Trustees and the full board in a manner that enhances the full board’s oversight.

The fund has engaged UBS AM to manage the fund on a day-to-day basis. The board is responsible for overseeing UBS AM and other service providers in the operations of the fund in accordance with the Investment Company Act, applicable state and other laws, and the fund’s charter. The board reviews, on an ongoing basis, the fund’s performance, operations and investment strategies and techniques. The board also conducts reviews of UBS AM and its role in running the operations of the fund.

The board has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a trustee. In determining that a particular trustee is qualified to serve as a trustee, the board has considered a variety of criteria, none of which, in isolation, was controlling. The board believes that, collectively, the trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the board to operate effectively in governing the fund and protecting the interests of shareholders. Among the attributes common to all trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with other board members, UBS AM, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as trustees. In addition, the board has taken into account the actual service and commitment of the trustees during their tenure in concluding that each should continue to serve. A trustee’s ability to perform his or her duties effectively may have been attained through a trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a trustee of the fund, other funds in the fund complex, other investment funds, public companies, or nonprofit entities or other organizations; and/or other life experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Amb. Burt has served as a director/trustee of funds in the fund complex for over two decades, including as a member and/or chair of various board committees. Amb. Burt has many years of experience in advising companies regarding international investment and risk management. Amb. Burt has served on the boards of directors of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and served as a member of each such fund’s audit, nominating and governance committees) and has served as a director on other corporate boards. Prior to joining McLarty Associates in 2007, Amb. Burt was chairman of Diligence Inc. (information and risk management firm). Amb. Burt was the chief negotiator in the Strategic Arms Reduction Talks with the former Soviet Union (1989-1991) and the US Ambassador to the Federal Republic of Germany (1985-1989). He had also been a partner of McKinsey & Company (management consulting firm).

Mr. Garil and Mrs. Higgins were elected as directors/trustees of the funds in the fund complex during 2005-2006. Mr. Garil and Mrs. Higgins also serve as members and/or chairs of various board committees.

Mr. Garil has over four decades of experience in the fund management business and for much of that time he served as an executive of a fund adviser and as a member of the boards of funds, trust companies, and non-profit organizations, including OFI Trust Company and The Leukemia & Lymphoma Society. He began his career at the SEC.

Mrs. Higgins has experience as a portfolio manager for a major US trust bank and has held senior executive positions and/or directorships at several major charitable organizations.

Ms. Breen became a trustee in 2023. Ms. Breen has more than 25 years of experience in the financial services industry. She also has experience serving on boards of other entities, including other investment companies.

Mr. Malpass became a trustee in 2023. Mr. Malpass, in his role as President and Chairman of the Board of Executive Directors of the World Bank Group, led the Bank Group’s public and private sector operations to a record $122.6 billion in commitments in fiscal year 2023, including record investments in climate finance, pandemic preparedness, and debt sustainability. In addition to having been the President of the World Bank Group, he served as US Treasury Undersecretary for International Affairs and has held various other government positions. He was also Chief Economist at Bear, Stearns & Co. Mr. Malpass also had previously served as a trustee of the funds from 2014 until 2017, when he entered public service.

Additional details about each trustee’s professional experience is included above in the table in the section captioned “Organization of the Trust; trustees and officers; principal holders and management ownership of securities.” That table contains information regarding other directorships currently held by board members.

Risk oversight

The fund is subject to a number of risks, including investment, liquidity, compliance, operational and valuation risks, among others. Risk oversight forms part of the board’s general oversight of the fund’s investment program and operations and is addressed as part of various regular board and committee activities. Day-to-day risk management with respect to the fund is the responsibility of UBS AM or other service providers (depending on the nature of the risk), subject to supervision by UBS AM. Each of UBS AM and other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the board recognizes that it is not possible to identify all of the risks that may affect the fund or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some are simply beyond any control of the fund, UBS AM or its affiliates or other service providers. As part of its regular oversight of the fund, the board, directly or through a committee, reviews reports from, among others, management, the fund’s Chief Compliance Officer, its independent registered public accounting firm, counsel, and internal auditors for UBS AM or its affiliates, as appropriate, regarding risks faced by the fund and UBS AM’s risk oversight programs. The board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the fund’s compliance program and reports to the board regarding compliance matters for the fund and its service providers; the board has designated one of its members to liaise with the Chief Compliance Officer between board meetings to assure that significant compliance issues identified by the Chief Compliance Officer will be brought to the attention of the full board in a timely and appropriate manner. The board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees

The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees. Virginia G. Breen is chairperson of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: Richard R. Burt (chairman), Bernard H. Garil and David R. Malpass.

The Audit Committee is responsible for, among other things: (i) overseeing the scope of the fund’s audit; (ii) overseeing the fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of the fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from the fund’s independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to the fund’s qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent registered public accounting firm any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting the fund’s audit or determining whether the fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside the fund.

The Audit Committee normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the fund’s fiscal year ended April 30, 2026, the Audit Committee held five meetings.

The Trust’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees; making recommendations to the board with respect to compensation of board and committee members;

performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing such other corporate governance functions as the board may authorize.

The Nominating and Corporate Governance Committee held five meetings during the fiscal year ended April 30, 2026.

The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Burt, care of the Secretary of the Trust at UBS Asset Management (Americas) LLC, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s résumé or curriculum vitae and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about Independent Trustee ownership of securities issued by UBS AM or any company controlling, controlled by or under common control with UBS AM

As of December 31, 2025, the Independent Trustees and their immediate family members did not own any securities issued by UBS AM or any company controlling, controlled by or under common control with UBS AM.

Compensation

Each Independent Trustee receives, in the aggregate from the UBS AM funds he or she oversees, an annual retainer of $300,000. The chairperson of the board receives annually an additional $85,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000. In addition, a board member who undertakes any special assignment(s) to provide assistance in coordinating the board’s oversight of compliance matters (Heather R. Higgins) or contract reconsideration matters (Bernard H. Garil and David R. Malpass) receives annually an additional $25,000. The foregoing fees are allocated among all such funds as follows: (i) one-half of the expense is allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense is allocated according to the number of such funds. No officer, director or employee of UBS AM or any of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

The table below includes certain information relating to the compensation of the Trust’s current board members and the compensation of those board members from all funds for which UBS AM served as an investment advisor or manager during the periods indicated.

Compensation table[1]
Name of person, position	Aggregate compensation from UBS Liquid Reserves Fund[3]	Total compensation from the trust and the fund complex[4]
Heather R. Higgins, Trustee[2]	N/A	$452,700
Richard R. Burt, Trustee	N/A	305,000
Bernard H. Garil, Trustee	N/A	305,000
Virginia G. Breen, Trustee[2]	N/A	397,700
David R. Malpass, Trustee	N/A	305,000
[1]	Only Independent Trustees were compensated by the funds for which UBS AM serves as investment advisor or manager.
[2]	Mrs. Higgins and Ms. Breen also serve on the boards of other registered investment companies for which UBS AM serves as investment advisor or manager.
[3]	The fund had not commenced operations as of April 30, 2026. As a result, no compensation was paid for the fiscal year ended April 30, 2026.

[4]

Represents fees paid during the calendar year ended December 31, 2025 to each board member by: (a) 4 investment companies in the case of Messrs. Burt, Garil and Malpass; and (b) 7 investment companies in the case of Mrs. Higgins and Ms. Breen, for which UBS AM served as investment advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

Principal holders and management ownership of securities

As of August 12, 2026, trustees and officers owned in the aggregate less than 1% of the outstanding shares of the fund.

As of August 12, 2026, the Trust does not know of any person who owns beneficially 5% or more of the funds’ shares, as the fund had not yet commenced operations.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements. UBS AM acts as the investment advisor and administrator of the fund pursuant to a contract (“Advisory and Administration Contract”) with the Trust. Under the terms of the Advisory and Administration Contract, UBS AM manages the investment operations of the fund and also administers the fund’s business affairs. In return, the fund pays UBS AM a fee, computed daily and paid monthly.

Under the terms of the Advisory and Administration Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS AM. Expenses borne by the fund include the following: (1) fees payable to and expenses incurred on behalf of the fund by UBS AM; (2) organizational expenses; (3) filing fees and expenses relating to the registration and qualification of the fund’s shares under federal and state securities laws and maintenance of such registrations and qualifications; (4) fees and salaries payable to trustees who are not interested persons (as defined in the Investment Company Act) of the Trust by reason of affiliation with UBS AM or any of UBS AM’s affiliates; (5) all expenses incurred in connection with the board members’ services, including travel expenses; (6) taxes (including any income or franchise taxes) and governmental fees; (7) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (8) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (9) legal, accounting and auditing expenses, including legal fees of special counsel for the trustees who are not interested persons (as defined in the Investment Company Act) of the Trust by reason of affiliation with UBS AM or any of UBS AM’s affiliates; (10) charges of custodians, transfer agents and other agents; (11) costs of preparing share certificates; (12) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to trustees and officers; (17) costs of mailing, stationery and communications equipment; (18) expenses incident to any dividend, withdrawal or redemption options; (19) charges and expenses of any outside pricing service used to value portfolio securities; and (20) interest on borrowings of the fund.

General expenses of the Trust not readily identifiable as belonging to the fund or to the Trust’s other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by UBS AM under the Advisory and Administration Contract, as discussed above, include the provision of a continuous investment program for the fund and supervision of all matters relating to the administration and operation of the fund.

Under the Advisory and Administration Contract, UBS AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment, and it is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund’s outstanding voting securities on 60 days’ written notice to UBS AM, or by UBS AM on 60 days’ written notice to the fund.

The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to (i) waive 0.05% of its management fee for each class and (ii) waive fees and/or reimburse expenses so that the total ordinary operating expenses of the fund through August 12, 2027, do not exceed 0.18% for Institutional Shares, 0.14% for Preferred Shares, and 0.08% for Ultra Shares (the “Expense Limitation”). (As discussed further below, the fund’s fee waiver arrangements also include waivers by UBS AM (US) of a portion of its shareholder servicing fee. The UBS AM (US) shareholder servicing fee waiver contributes to, and does not supplement, the Expense Limitation set forth herein.) The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

UBS AM may voluntarily undertake to reimburse expenses in the event that fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time and are not subject to future recoupment.

UBS AM has entered into a Sub-Administration Agreement with State Street to provide accounting, portfolio valuation and certain sub-administrative services for the fund. UBS AM pays State Street for the services it provides under the Sub-Administration Agreement.

The fund had not commenced operations as of April 30, 2026. As a result, no fees were paid by the fund for the fiscal years ended April 30, 2026, 2025 or 2024.

The fund has entered into a Service Agreement with State Street to provide certain regulatory support services to the fund, including: website posting of required information for money market funds and Form N-MFP and Form N-CR filing services. The fund pays State Street a fee at an agreed-upon rate for the services it provides under the Service Agreement. The fund had not commenced operations as of April 30, 2026. As a result, no fees were paid by the fund under the Service Agreement for the fiscal years ended April 30, 2026, 2025 or 2024.

Proxy voting policies. The Trust’s board believes that the voting of proxies on securities held by the fund is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS AM. Following is a summary of UBS AM’s proxy voting policy.

You may obtain information about the fund’s proxy voting decisions, without charge, online on the following website: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322 under the appropriate “drop down” menu category on this Web page or on the EDGAR database on the SEC’s website (http://www.sec.gov) for the most recent 12-month period ending June 30th for which an SEC filing has been made.

UBS AM’s proxy voting policy is based on its belief that voting rights have economic value and should be treated accordingly. Good corporate governance should in the long term, lead towards better corporate performance and improved shareholder value. Generally, UBS AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance. While there is no absolute set of standards that determine appropriate corporate governance under all circumstances, and no set of values that will guarantee ethical board behavior, there are certain principles, which UBS AM considers are appropriate to protect the economic value of its clients’ investments. UBS AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS AM’s proxy voting policy.

When UBS AM’s view of a company’s management is favorable, UBS AM generally supports current management initiatives. When UBS AM’s view is that changes to the management structure would probably increase shareholder value, UBS AM may not support existing management proposals. If management’s performance has been questionable, UBS AM may abstain or vote against specific proxy proposals. In general, UBS AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) an effective chair is key, (b) the roles of chair and chief executive officer should be separated, (c) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, (d) the board should include executive and non-executive members; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, (b) the non-executive directors should provide a challenging but positive environment for the executive directors and (c) the board should ensure that at all times (i) appropriate management succession plans are in place; (ii) the interests of executives and shareholders are aligned and the financial audit is independent and accurate; (iii) the brand and reputation of the company is protected and enhanced; (iv) a constructive dialogue with shareholders is encouraged; and (v) it receives all the information necessary to hold management accountable. UBS AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

The proxy voting policy includes guidelines regarding consideration of environmental, social, and corporate governance (“ESG”) factors during the exercise of voting rights on behalf of UBS AM’s clients, such as the fund. Underlying UBS AM’s voting and ESG guidelines are two fundamental objectives: (1) acting in the best financial interest of clients and enhancing the long-term value of their investments; and (2) promoting best practice in corporate governance and ensuring that portfolio companies are sustainable and successful.

UBS AM has implemented procedures designed to address a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS AM becomes aware of a conflict with respect to a particular proxy, a vote normally will be cast in line with UBS AM’s proxy voting policy. If it is identified that this action would not be in the best interests of UBS AM’s clients, and under certain circumstances, the relevant internal UBS AM committee may be required to review and resolve the manner in which such proxy is voted.

Principal underwriting arrangements. UBS AM (US), 1285 Avenue of the Americas, New York, NY 10019 and One North Wacker Drive, Chicago, IL 60606, acts as the principal underwriter of the fund’s shares pursuant to a principal underwriting contract with the Trust (“Principal Underwriting Contract”). The Principal Underwriting Contract requires UBS AM (US) to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered continuously. UBS AM (US) may enter into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares.

Shareholder services plan. The fund has adopted a shareholder services (non-rule 12b-1) plan (the “Shareholder Services Plan”) pursuant to which it pays UBS AM (US) a service fee, computed daily and payable monthly, to compensate UBS AM (US) for personal and account maintenance services performed on behalf of its customers and expenses incurred by UBS AM (US) in connection with the fund’s shares. The fund’s Shareholder Services Plan authorizes the fund to pay UBS AM (US) the service fee at an annual rate of up to 0.15% of its average daily net assets and the fund currently pays service fees to UBS AM (US) at the maximum annual rate (unless waived in whole or in part).

UBS AM (US) may pass through any or all of the service fees to such dealers as UBS AM (US) may from time to time determine or retain such service fees where UBS AM (US) directly provides services to such investors.

Among other things, the Shareholder Services Plan provides that (1) UBS AM (US) will submit to the board at least annually, and the board members will review, reports regarding all amounts expended under the Shareholder Services Plan and the purposes for which such expenditures were made, and (2) the Shareholder Services Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not “interested persons,” and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or any agreement related to the Shareholder Services Plan.

The fund and UBS AM (US) have entered into a written fee waiver agreement pursuant to which UBS AM (US) is contractually obligated to waive a portion of its Shareholder services fee equal to 0.04% for Institutional Shares, 0.08% for Preferred Shares, and 0.14% for Ultra Shares through August 12, 2027. The UBS AM (US) shareholder servicing fee waiver contributes to, and does not supplement, the Expense Limitation set forth above.

UBS AM (US) may also voluntarily undertake to waive service fees in the event that fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time and are not subject to future recoupment.

The fund had not commenced operations as of April 30, 2026. As a result, no fees were paid by the fund under the Shareholder Services Plan for the fiscal years ended April 30, 2026, 2025 or 2024.

UBS AM (US) may make cash and non-cash payments to affiliated and unaffiliated broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”) that engage in selling efforts on behalf of the fund, subject to the internal policies and procedures of UBS AM (US). The source of such payments may come from UBS AM (US)’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Revenue sharing payments generally are based on the value of fund shares sold as a result of such selling efforts although they could take other forms (such as, without limitation, ticket charges or “trail” fees for servicing shareholder accounts). Revenue sharing payments are negotiated by UBS AM (US) and may also be based on such other factors as the Financial Intermediary’s ability to attract and retain assets, the quality and quantity of the services provided by the Financial Intermediary, the Financial Intermediary’s relationship with UBS AM (US) or the reputation of the Financial Intermediary.

Revenue sharing payments are made by UBS AM (US) out of its own resources (and not out of fund assets). The value of a shareholder’s investment in the fund and the return on that investment will be unaffected by these revenue sharing payments. The source of revenue sharing payments may come from transfers from other UBS entities, such as UBS AM. UBS AM (US) may pay Financial Intermediaries a finder’s fee for a variety of reasons, including (1) where UBS AM (US) is paying shareholder servicing fees or making other payments to a separate Financial Intermediary that makes shares available to others, (2) where the assets in an account reach a certain threshold or (3) where a Financial Intermediary provides marketing support or access to sales platforms or personnel.

UBS AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS AM. UBS AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to

UBS AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS AM (US)’s internal policies and procedures, UBS AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS AM (US) and may be paid by UBS AM (US) for providing sub-transfer agency and other services.

Certain record owners of fund shares may be trust or other accounts maintained by state or federally chartered crypto banks or other financial intermediaries in the digital asset ecosystem (“Digital Asset Intermediaries”). Digital Asset Intermediaries may provide custody, staking, governance, and settlement services to their customers, who may be payment stablecoin issuers or end-users of payment stablecoins. In consideration of these shareholder services, UBS AM and/or its affiliates may make payments to one or more Digital Asset Intermediaries. Any such payments will be made from the assets of UBS AM and/or such affiliates. Such payments may be separate from or in addition to any amounts paid under a shareholder services plan.

You should ask your Financial Intermediary about any payment it receives from the underwriter and any services provided.

Transfer agency related services. UBS Financial Services Inc. provides certain services to the fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the fund’s transfer agent and is compensated for these services by BNY Mellon, not the fund. The fund had not commenced operations as of April 30, 2026. As a result, no fees were received by UBS Financial Services Inc. from BNY Mellon for the fiscal years ended April 30, 2026, 2025 or 2024.

Portfolio transactions

The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS AM seeks best execution. Although UBS AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS AM in advising other funds or accounts and, conversely, research services furnished to UBS AM by brokers or dealers in connection with other funds or accounts may be used in advising the fund.

The fund has not commenced operations as of April 30, 2026. As a result, the fund did not pay brokerage commissions for the fiscal years ended April 30, 2026, 2025 or 2024. Therefore, the fund did not allocate any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for the fund and for other investment accounts managed by UBS AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

As of April 30, 2026, the fund did not own securities issued by its regular broker-dealers or entities that may be deemed affiliates of those regular broker-dealers (as defined in Rule 10b-1 under the Investment Company Act).

Additional information regarding redemptions

Additional redemption information. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the fund’s portfolio at the time, although the fund attempts to maintain a constant net asset value of $1.00 per share.

Under normal circumstances, the fund will redeem shares when so requested by the shareholder, a shareholder’s broker-dealer, the shareholder’s Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS AM (US) or the fund’s transfer agent. Redemptions of the fund’s shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

Valuation of shares

The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund’s net asset value per share is typically determined by the fund’s custodian, State Street, nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time). Generally, the net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (the “Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

The fund’s board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. In addition, if the Board determines that the fund can no longer maintain a constant net asset value of $1.00 per share, the fund may, as part of converting to a market-based net asset value, take steps to: (i) temporarily suspend the offering of fund shares; and (ii) delay the payment of redemption proceeds for up to seven days, as permitted by the Investment Company Act.

The board may also reduce the number of shares outstanding on a pro rata basis through a reverse stock split to the extent permissible by applicable law and the Trust’s organizational documents. The board may consider this action if the fund has a negative gross yield as a result of negative interest rates to maintain the fund’s $1.00 net asset value per share. The use of such measures is subject to certain determinations by the fund’s board and disclosure requirements, and may have tax implications for the fund and its shareholders. Consistent with SEC staff guidance, a reverse stock split may trigger a filing with the SEC on Form N-CR.

Rule 2a-5 (“Rule 2a-5”) under the Investment Company Act provides that a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Securities for which market quotations are not readily available must be valued at fair value as determined in good faith by or under the direction of the board or its designee. The board designated UBS AM as the valuation designee pursuant to Rule 2a-5 to perform fair value determinations for the fund. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has a valuation committee to assist with its designated responsibilities as valuation designee. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Accordingly, there can be no assurance that the determination of a security’s fair value in accordance with the fund’s valuation procedures will in fact approximate the price at which the fund could sell that security at that time.

As an SEC registered money market fund, the fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (“WAL”) for its portfolio of 120 days or less, will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US-dollar denominated instruments that are of high quality under the Rule and that UBS AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. However, as discussed above, the fund further restricts its investments consistent with the GENIUS Act, and its WAL will be shorter than that permitted for most other money market funds. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, UBS AM will take appropriate action as the fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act.

In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of UBS AM as the fund’s valuation designee.

Taxes

Qualification as a regulated investment company. The fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders in each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and any net tax-exempt income and must meet several additional requirements. With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes an amount at least equal to 90% of its investment company taxable income for the taxable year. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that would generally be taxed as ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income (taking into account certain deferrals and elections) for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

Dividends paid by the fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

Taxes on fund distributions. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by the fund from investments in debt securities and any net realized short-term capital gains distributed by the fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to its investment strategies, the fund will not typically derive material amounts of net long-term capital gains.

Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on certain qualifying dividend income, distributions from funds such as this fund investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates.

Taxable distributions to foreign investors will generally be subject to US withholding tax at a rate of 30% (or a lower rate under an applicable tax treaty). Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for a possible exemption is not expected to be available.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA as well.

Certain distributions reported by the fund as Section 163(j) interest dividends under the Internal Revenue Code may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under the Internal Revenue Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

The fund is required to withhold US tax (at a 30% rate) on payments of taxable dividends made to certain non-US entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

Non-US shareholders may also be subject to estate tax with respect to their shares of the fund.

The foregoing is a general, abbreviated summary of certain provisions of the federal tax laws currently in effect as they directly govern the taxation of shareholders of the fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning federal tax matters, as well as the effects of any state, local and foreign tax laws.

Sale of fund shares. Assuming the fund consistently maintains a stable net asset value of $1.00 per share, you will have no taxable gain or loss on a sale or redemption of fund shares.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Backup withholding. The fund is required to withhold 24% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Financial Services Inc. with a correct taxpayer identification number or who are otherwise subject to backup withholding.

Potential conflicts of interest

Activities of UBS Asset Management (Americas) LLC and its affiliates (collectively, “UBS Asset Management”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and other accounts managed by UBS

UBS Asset Management is a large asset management firm with approximately $2.2 trillion in assets under management worldwide as of June 30, 2026.1 UBS Asset Management offers investment capabilities and investment styles across all major traditional and alternative asset classes, including equity, fixed income, currency, hedge fund, real estate, infrastructure and private equity investment capabilities that can also be combined in multi-asset strategies. UBS Asset Management has nine main hubs globally: Chicago, Hong Kong, London, New York, Shanghai, Singapore, Sydney, Tokyo and Zurich.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Asset Management and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the fund, are engaged in businesses and have interests other than that of managing the fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the fund. This section sets forth considerations of which investors in the fund should be aware, and which may cause conflicts of interest on the part of UBS and UBS Asset Management that could disadvantage the fund. To address these potential conflicts, UBS and UBS Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the fund from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Asset Management’s and UBS’ other businesses and interests.

Potential conflicts relating to portfolio decisions, the sale of fund shares and the allocation of investment opportunities

UBS’ other activities may have an impact on the fund. UBS Asset Management makes decisions for the fund in accordance with its obligations as investment advisor to the fund. However, UBS’ other activities may, at the same time, have a negative impact on the fund. As a result of the various activities and interests of UBS, it is likely that the fund will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the fund will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the fund invests. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Asset Management, might cause UBS Asset Management to seek to dispose of, retain or increase interests in investments held by the fund or acquire certain positions on behalf of the fund. UBS will be under no duty to make any such information available to the fund or personnel of UBS Asset Management making investment decisions on behalf of the fund and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Asset Management making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

[1]	UBS Asset Management (Americas) LLC managed approximately $614 billion as of June 30, 2026.

In conformance with the fund’s investment objective and subject to compliance with applicable law, UBS Asset Management may purchase securities for the fund during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Asset Management may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Asset Management will be current investors in companies engaged in an offering of securities which UBS Asset Management may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Asset Management affiliates acting as a selling shareholder. UBS Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator, service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Asset Management may invest fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS’ financial and other interests and relationships may incentivize UBS to promote the sale of fund shares. UBS, its personnel and other financial service providers, have interests in promoting sales of the fund. UBS Asset Management may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the fund, subject to UBS Asset Management’s internal policies and procedures. The source of such payments may come from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the fund or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the fund or its shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the fund may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the fund may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the fund, or who engage in transactions with or for the fund. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the fund may receive fees from UBS or the fund in connection with the distribution of shares in the fund or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Asset Management. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS’ membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS’ personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the fund or that may recommend investments in the fund. In addition, UBS, including UBS Asset Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS’ personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the fund or other dealings with the fund that create incentives for them to promote the fund or certain portfolio transactions.

To the extent permitted by applicable law, UBS Asset Management may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the fund. The additional payments by UBS Asset Management may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by the fund. Payments made by UBS Asset Management may vary between different Intermediaries. Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

Potential conflicts relating to the allocation of investment opportunities among the fund and other UBS accounts. UBS Asset Management provides investment advisory services to certain accounts, including through model based programs, UBS Asset Management may have investment discretion (“Discretionary Accounts”) or may not have investment discretion (“Non-Discretionary Accounts”). In the case of Non-Discretionary Accounts, the account will typically be notified of recommended changes to a model simultaneously with the Discretionary Accounts. With respect to the fund, UBS Asset Management may follow a strategy that is expected to be similar over time to that utilized by those accounts. The fund and the Non-Discretionary Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Asset Management nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. Therefore, it is possible that prior execution by Non-Discretionary Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the fund invests.

Other potential conflicts relating to the management of the fund by UBS Asset Management

Potential restrictions and issues relating to information held by UBS. From time to time and subject to UBS Asset Management’s policies and procedures regarding information barriers, UBS Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the fund any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the fund, UBS Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Asset Management or its affiliates (including UBS). UBS Asset Management will not be under any obligation, however, to effect transactions on behalf of the fund in accordance with such analysis and models. In addition, neither UBS Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the fund, and it is not anticipated that UBS Asset Management will have access to such information for the purpose of managing the fund. The proprietary activities or portfolio strategies of UBS Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Asset Management, and have adverse effects on the fund.

Potential conflicts relating to UBS’ and UBS Asset Management’s proprietary activities and activities on behalf of other accounts. Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the fund. UBS and one or more Client Accounts may buy or sell positions while the fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the fund. For example, an equity fund (but not this money market fund) may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the equity fund and such increase in price would be to the equity fund’s detriment. Conversely, the equity fund may buy a security, and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the equity fund holds. Conflicts may also arise because portfolio decisions regarding the equity fund may benefit UBS or other Client Accounts.

For example, the sale of a long position or establishment of a short position by the equity fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the fund. To reduce the possibility that the fund will be materially adversely affected by the personal or proprietary trading described above, the fund, UBS and UBS Asset Management have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the fund’s portfolio transactions.

UBS Asset Management’s affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively “ECNs”). UBS Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which its related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Asset Management will execute through an ECN in which a related person has an interest only in situations where it reasonably believes such transactions will be in the best interests of its clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Asset Management’s affiliates may effect transactions for fund or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and entertainment. From time to time, directors, officers and employees of UBS and UBS Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the fund, UBS and UBS Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the fund, UBS and UBS Asset Management. To reduce the appearance of impropriety and the possibility that the fund may be materially adversely affected by such gifts and entertainment, UBS and UBS Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the fund, UBS and UBS Asset Management.

UBS may in-source or outsource. Subject to applicable law, UBS, including UBS Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the fund in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

While UBS Asset Management selects brokers primarily on the basis of the execution capabilities, UBS Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when UBS Asset Management has determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. UBS Asset Management’s arrangements for the receipt of research services from brokers may create conflicts of interest, in that UBS Asset Management has an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because UBS Asset Management believes that the research received is, in the aggregate, of assistance in fulfilling UBS Asset Management’s overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Asset Management may receive a variety of research services and information on many topics, which UBS Asset Management can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect US or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Asset Management. This allocation is determined by UBS Asset Management’s Best Execution and Trading Committee in good faith and based on objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to UBS Asset Management’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into UBS Asset Management’s investment process. As a practical matter, it would not be possible for UBS Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for its clients. The research received will be of the type described above, excluding third-party research services.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of the fund may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the fund may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the fund wishes to purchase or sell. The larger UBS Asset Management’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the fund. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the fund or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Asset Management on behalf of the fund to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Asset Management on behalf of the fund may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Asset Management, in its sole discretion, deems it appropriate.

UBS Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the fund and/or that engage in transactions in the same types of securities, currencies and instruments as the fund. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the fund invests, which could have an adverse impact on the fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the fund. UBS Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the fund and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the fund.

The results of the fund’s investment activities may differ significantly from the results achieved by UBS Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the fund. Moreover, it is possible that the fund will sustain losses during periods in which

UBS Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the fund’s activities may also be restricted because of regulatory restrictions applicable to UBS Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Asset Management, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the fund. Additionally, the fund or certain accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the fund should be aware.

UBS Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of the fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the fund, and such party may have no incentive to assure that the fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the fund may enhance the profitability of UBS Asset Management and/or UBS. UBS and its affiliates may also create, write or issue derivative instruments for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which the fund invests or which may be based on the performance of the fund. The fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Asset Management or its affiliates where such other clients have interests adverse to those of the fund. At times, these activities may cause UBS Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the fund. To the extent affiliated transactions are permitted, the fund will deal with UBS Asset Management, UBS and its affiliates on an arms-length basis. UBS Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the fund. The fund’s use of such trading or information systems may enhance the profitability of UBS Asset Management and its affiliates.

It is also possible that, from time to time, UBS Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the fund for UBS proprietary accounts and for Client Accounts. Increasing the fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the expense ratio of certain types of funds. UBS Asset Management and its affiliates or Client Accounts reserve the right to redeem at any time some or all of the shares of the fund acquired for UBS proprietary accounts and for Client Accounts. A large redemption of shares of the fund by UBS Asset Management or its affiliates could significantly reduce the asset size of the fund, which might have an adverse effect on the fund’s investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Asset Management will consider the effect of redemptions on the fund and other shareholders in deciding whether and when to redeem its shares. UBS Asset Management’s ability to allocate investments for UBS proprietary accounts and Client Accounts among the funds and unaffiliated investment companies and other investments may create conflicts of interest. For example, a fund’s portfolio managers may manage certain Client Accounts. Because they have access to the holdings of the funds and knowledge of the investment strategies and techniques of the funds they could be subject to conflicts of interest in timing and amount of allocations of Client Account investments to or redemptions from a fund. Further, a situation could occur where an action for a fund could be adverse to the interest of such a Client Account or vice versa.

It is possible that the fund may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The fund also may invest in securities of companies to which UBS Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the fund and the interests of other UBS Asset Management or UBS clients. In making investment decisions for the fund, UBS Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Asset Management in the course of these activities. In addition, from time to time, UBS’ activities may limit the fund’s flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the fund.

Present and future activities of UBS Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS AM may buy for the fund securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the fund. For example, the fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS AM) relating to what actions to be taken may also raise conflicts of interests, and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS AM will make proxy voting decisions as it believes appropriate and in accordance with UBS AM’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS AM with respect to the fund’s portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS AM’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies and procedures.”

As a registered investment adviser under the Advisers Act, UBS AM is required to file a Form ADV with the SEC. Form ADV Part 2 contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS AM. A copy of UBS AM’s Form ADV Parts 1 and 2 is available on the SEC’s website (www.adviserinfo.sec.gov).

Other information

Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation’s shareholders, shareholders of the fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the fund. However, the Trust’s Trust Instrument disclaims shareholder liability for acts or obligations of the Trust or the funds. The Trust Instrument provides for indemnification from the fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

Classes of shares. The fund offers Institutional shares, Preferred shares and Ultra shares. A share of each class of the fund represents an identical interest in the fund’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to expenses, including service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Also, different share classes may have different investor eligibility requirements and different minimum initial investment requirements. The different expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. To the extent that there may be any differing expenses of the classes, dividends and liquidation proceeds on Institutional shares, Preferred shares and Ultra shares will differ.

Voting rights. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

Prior names. Prior to March 9, 2018, the Trust was known as UBS Money Series. Prior to April 8, 2002, the Trust was known as Brinson Money Series. Prior to May 9, 2001, the Trust was known as Mitchell Hutchins LIR Money Series. Prior to July 28, 1999, the Trust was known as Mitchell Hutchins Institutional Series.

Custodian and recordkeeping agent; transfer and dividend agent. State Street, located at One Congress Street, Suite 1, Boston, MA 02114, serves as custodian and recordkeeping agent and provides other services to the fund. BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (US) Inc.) (“BNY Mellon”), a subsidiary of BNY Mellon Bank, N.A. serves as the fund’s transfer and dividend disbursing agent. BNY Mellon is located at 400 Bellevue Parkway, Wilmington, DE 19809.

Counsel. The law firm of Dechert LLP, Three Bryant Park, 1095 Avenue of the Americas, New York, NY 10036, serves as counsel to the fund. Dechert LLP also has acted as counsel to UBS AM in connection with other matters. Stradley Ronon Stevens & Young, LLP, 100 Park Avenue, Suite 2000, New York, NY 10017, serves as independent counsel to the Independent Trustees.

Independent registered public accounting firm. Ernst & Young LLP, One Manhattan West, New York, NY 10001, serves as independent registered public accounting firm for the fund.

Financial statements

Because the fund had not commenced operations prior to the date of this SAI, no financial statements are available as of the date of this SAI.

You should rely only on the information contained or referred to in the prospectus and this Statement of Additional Information. The fund and its principal underwriter have not authorized anyone to provide you with information that is different. The prospectus and this Statement of Additional Information are not an offer to sell shares of the fund in any jurisdiction where the fund or its principal underwriter may not lawfully sell those shares.

© UBS 2026. All rights reserved.

S1945

PART C

Item 28. Exhibits

(1)	(a)	Trust Instrument 1/

	(b)	Amendment to Trust Instrument effective July 28, 1999 2/

	(c)	Amendment to Trust Instrument effective May 9, 2001 3/

	(d)	Certificate of Amendment to the Certificate of Trust effective May 9, 2001 3/

	(e)	Amendment to Trust Instrument effective April 8, 2002 4/

	(f)	Amendment to Trust Instrument effective March 15, 2004 5/

	(g)	Amendment to Trust Instrument effective August 28, 2007 6/

	(h)	Amendment to Trust Instrument effective October 6, 2008 7/

	(i)	Certificate of Amendment to Trust Instrument effective May 20, 2015 8/

	(j)	Amendment to Trust Instrument effective October 16, 2015 9/

	(k)	Amendment to Trust Instrument effective December 30, 2015 10/

	(l)	Amendment to Trust Instrument effective April 15, 2016 11/

	(m)	Amendment to Trust Instrument effective August 26, 2016 12/

	(n)	Amendment to Trust Instrument effective October 27, 2016 13/

	(o)	Certificate of Amendment to the Certificate of Trust effective March 9, 2018 14/

	(p)	Amendment to Trust Instrument effective March 9, 2018 14/

	(q)	Amendment to Trust Instrument effective October 14, 2019 15/

	(r)	Amendment to Trust Instrument effective December 19, 2019 15/

	(s)	Amendment to Trust Instrument effective September 27, 2023 16/

	(t)	Amendment to Trust Instrument effective December 18, 2023 17/

	(u)	Amendment to Trust Instrument effective August 23, 2024 18/

	(v)	Amendment to Trust Instrument effective December 13, 2024 19/

	(w)	Amendment to Trust Instrument effective November 26, 2025 20/

	(x)	Amendment to Trust Instrument effective May 29, 2026 (filed herewith)

(2)	(a)	By-Laws 1/

	(b)	Certificate of Amendment to By-Laws dated December 19, 2001 4/

	(c)	Certificate of Amendment to By-Laws dated February 15, 2002 4/

	(d)	Certificate of Amendment to By-Laws effective November 15, 2006 21/

	(e)	Certificate of Amendment to By-Laws effective February 13, 2008 22/

	(f)	Certificate of Amendment to By-Laws effective May 6, 2009 23/

	(g)	Certificate of Amendment to By-Laws effective February 10, 2010 24/

	(h)	Certificate of Amendment to By-Laws effective March 9, 2018 14/

(3)	(a)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 25/

(4)	(a)	Management Contract with respect to Limited Purpose Cash Investment Fund 26/

	(b)	Investment Advisory and Administration Contract with respect to UBS Ultra Short Income Fund 27/

	(c)	Restated Investment Advisory and Administration Contract with respect to UBS Liquid Assets Government Fund 17/

	(d)	Investment Advisory and Administration Contract with respect to UBS Liquid Reserves Fund (filed herewith)

	(e)	Amendment to Management Contract with respect to Limited Purpose Cash Investment Fund 17/

	(f)	Amendment to Investment Advisory and Administration Contract with respect to UBS Ultra Short Income Fund 17/

1

	(g)	Amended and Restated Selling Agreement with UBS Financial Services Inc. with respect to UBS Ultra Short Income Fund 18/

(5)	(a)	Principal Underwriting Contract for UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) 5/

	(b)	Amended Restated Principal Underwriting Contract for UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, UBS Prime Reserves Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS RMA Government Money Market Fund, UBS Select 100% US Treasury Institutional Fund, UBS Select 100% US Treasury Preferred Fund, Cantor Fitzgerald Government Money Market Fund, and UBS Liquid Reserves Fund (filed herewith)

	(c)	Distribution Contract for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 28/

	(d)	Principal Underwriting Contract for UBS Ultra Short Income Fund 27/

	(e)	Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 28/

	(f)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. to add UBS Select Treasury Preferred Fund 6/

	(g)	Mutual Fund Account Administration Agreement with respect to UBS Select Treasury Institutional Fund 29/

	(h)	Amendment to Schedule B to Mutual Fund Account Administration Agreement with respect to UBS Select Treasury Institutional Fund 29/

	(i)	Amendment to Mutual Fund Account Administration Agreement with respect to UBS Select Treasury Institutional Fund 29/

	(j)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc.* and UBS Financial Services Inc. with respect to UBS Select Treasury Institutional Fund and UBS Select Treasury Preferred Fund 24/

	(k)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. to add UBS Prime Preferred Fund and UBS Prime Reserves Fund 30/

	(l)	Amendment to Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. to add UBS Select Government Preferred Fund and UBS Select Government Institutional Fund 12/

	(m)	Selected Dealer Agreement between UBS Asset Management (US) Inc.* and Treasury Curve LLC with respect to UBS Select Treasury Institutional Fund and UBS Select Treasury Preferred Fund 24/

	(n)	Dealer Agreement between UBS Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS RMA Government Money Market Fund 12/

	(o)	Form of Amendment to Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries 12/

	(p)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select 100% US Treasury Preferred Fund, UBS Select 100% US Treasury Institutional Fund, and UBS Liquid Reserves Fund (filed herewith)

	(q)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to Class A shares and Class P shares of UBS Ultra Short Income Fund 27/

	(r)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to Class I shares of UBS Ultra Short Income Fund 27/

	(s)	Dealer Agreement between UBS Asset Management (US) Inc. and CF Secured, LLC with respect to Cantor Fitzgerald Government Money Market Fund 16/

2

	(t)	Form of Amendment to Dealer Agreement between UBS Asset Management (US) Inc. and CF Secured, LLC with respect to Cantor Fitzgerald Government Money Market Fund 31/

(6)	(a)	Bonus, profit sharing or pension plans - none

(7)	(a)	Custodian Contract with State Street Bank and Trust Company for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 26/

	(b)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) 5/

	(c)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury Preferred Fund 23/

	(d)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Prime Preferred Fund and UBS Prime Reserves Fund 29/

	(e)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Government Preferred Fund, UBS Select Government Institutional Fund and UBS RMA Government Money Market Fund 12/

	(f)	Amendment to the Custody Contract with State Street Bank and Trust Company to include Limited Purpose Cash Investment Fund 26/

	(g)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Ultra Short Income Fund 27/

	(h)	Amendment to the Custody Contract with State Street Bank and Trust Company to include Cantor Fitzgerald Government Money Market Fund 32/

	(i)	Form of Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select 100% US Treasury Institutional Fund and UBS Select 100% US Treasury Preferred Fund 17/

	(j)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Liquid Reserves Fund (to be filed by amendment)

(8)	(a)	(i)	Transfer Agency and Related Services Agreement for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 3/

		(ii)	Amendment No. 2 to the Transfer Agency and Services Agreement for UBS Liquid Assets Government Fund (formerly, UBS Liquid Assets Fund) 33/

		(iii)	Amendment No. 3 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) 33/

		(iv)	Amendment No. 4 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Treasury Preferred Fund 23/

		(v)	Amendment No. 6 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Prime Preferred Fund and UBS Prime Reserves Fund 12/

		(vi)	Amendment No. 7 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Select Government Preferred Fund and UBS Select Government Institutional Fund 12/

		(vii)	Transfer Agency and Related Services Agreement 34/

		(viii)	Amendment to the Transfer Agency Agreement 35/

		(ix)	Adoption and Amendment Agreement with BNY Mellon Investment Servicing (U.S.) Inc. for UBS RMA Government Money Market Fund relating to the Transfer Agency and Related Services Agreement and Amendment to the Transfer Agency Agreement 13/

		(x)	Amendment No. 8 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include Limited Purpose Cash Investment Fund 26/

		(xi)	Amendment No. 9 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Ultra Short Income Fund 36/

		(xii)	Amendment No. 11 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include Cantor Fitzgerald Government Money Market Fund, UBS Select 100% US Treasury Institutional Fund, and UBS Select 100% US Treasury Preferred Fund 19/

		(xiii)	Amendment No. 12 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. to include UBS Liquid Reserves Fund (to be filed by amendment)

3

	(b)	Amended and Restated Administration Contract for UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund, and UBS Select Government Preferred Fund 15/

	(c)	Amended and Restated Administration Contract with respect to UBS RMA Government Money Market Fund 15/

	(d)	Administration Contract for Cantor Fitzgerald Government Money Market Fund 16/

	(e)	Amendment to Amended and Restated Administration Contract for Institutional, Preferred and Reserves Series 17/

	(f)	Amendment to Amended and Restated Administration Contract with respect to UBS RMA Government Money Market Fund 17/

	(g)	Amendment to Administration Contract for Cantor Fitzgerald Government Money Market Fund 17/

	(h)	Administration Contract for UBS Select 100% US Treasury Institutional Fund and UBS Select 100% US Treasury Preferred Fund 17/

	(i)	Shareholder Services Plan with respect to UBS RMA Government Money Market Fund 30/

	(j)	Shareholder Services Plan and Agreement with respect to Cantor Fitzgerald Government Money Market Fund 16/

	(k)	Shareholder Services Plan and Agreement with respect to UBS Liquid Reserves Fund (filed herewith)

	(l)	(i) Fee Waiver and Expense Reimbursement Agreement with respect to UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund and UBS Prime Preferred Fund 19/

(ii) Fee Waiver Agreement with respect to Limited Purpose Cash Investment Fund 37/

(iii) Fee Waiver and Expense Reimbursement Agreement with respect to UBS Ultra Short Income Fund 19/

(iv) Fee Waiver and Expense Reimbursement Agreement with respect to Cantor Fitzgerald Government Money Market Fund 19/

(v) Fee Waiver and Expense Reimbursement Agreement with respect to UBS Select 100% US Treasury Preferred Fund and UBS Select 100% US Treasury Institutional Fund 19/

(vi) Fee Waiver and Expense Reimbursement Agreement with respect to Token-Enabled Shares of UBS Select 100% US Treasury Institutional Fund 20/

(vii) Fee Waiver and Expense Reimbursement Agreement with respect to UBS Liquid Reserves Fund (filed herewith)

	(m)	Exclusive Placement Agent Agreement with respect to Limited Purpose Cash Investment Fund 26/

	(n)	(i) Service Agreement with State Street Bank and Trust Company, dated as of May 31, 2018 38/

(ii) Amendment to Service Agreement with State Street Bank and Trust Company to include Cantor Fitzgerald Government Money Market Fund 34/

(iii) Form of Amendment to Service Agreement with State Street Bank and Trust Company to include UBS Select 100% US Treasury Institutional Fund, UBS Select 100% US Treasury Preferred Fund 17/

	(o)	Form of Fund of Funds Investment Agreement under Rule 12d1-4 39/

(9)	(a)	Opinion and Consent of Counsel with respect to UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund, UBS Select Government Institutional Fund, UBS Select 100% US Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select 100% US Treasury Preferred Fund, UBS RMA Government Money Market Fund, Cantor Fitzgerald Government Money Market Fund, UBS Liquid Assets Government Fund and UBS Ultra Short Income Fund 19/

	(b)	Opinion and Consent of Counsel with respect to UBS Select 100% US Treasury Institutional Fund 20/

	(c)	Opinion and Consent of Counsel with respect to UBS Liquid Reserves Fund (filed herewith)

(10)	(a)	Consent of Independent Registered Public Accounting Firm with respect to UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund, UBS Select Government Institutional Fund, UBS Select 100% US Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select 100% US Treasury Preferred Fund, UBS RMA Government Money Market Fund, Cantor Fitzgerald Government Money Market Fund, UBS Liquid Assets Government Fund and UBS Ultra Short Income Fund 19/

	(b)	Consent of Independent Registered Public Accounting Firm with respect to UBS Select 100% US Treasury Institutional Fund 20/

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(b) Consent of Independent Registered Public Accounting Firm with respect to Limited Purpose Cash Investment Fund 37/

(11)	Omitted Financial Statements - none

(12)	Letter of Investment Intent 1/

(13)	Shareholder Services Plan Pursuant to Rule 12b-1 with respect to Class A shares of UBS Ultra Short Income Fund 27/

(14)	(i) Multiple Class Plan Pursuant to Rule 18f-3 for UBS Ultra Short Income Fund 14/

(ii) Multiple Class Plan Pursuant to Rule 18f-3 for UBS Select 100% US Treasury Preferred Fund 17/

(iii) Multiple Class Plan Pursuant to Rule 18f-3 for Cantor Fitzgerald Government Money Market Fund 31/

(iv) Multiple Class Plan Pursuant to Rule 18f-3 for UBS Select 100% US Treasury Institutional Fund 20/

(v) Multiple Class Plan Pursuant to Rule 18f-3 for UBS Liquid Reserves Fund (filed herewith)

(15)	Code of Ethics for Registrant, UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.) (investment advisor) and UBS Asset Management (US) Inc. (principal underwriter) 19/

(16)	Powers of Attorney for Messrs. Burt and Garil and Ms. Higgins 40/

(17)	Powers of Attorney for Ms. Breen and Mr. Malpass 39/

(18)	Power of Attorney for Mr. Carver 41/

(19)	Power of Attorney for Ms. Bubloski (filed herewith)

*	Formerly known as UBS Global Asset Management (US) Inc.

1/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/	Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 29, 2001.

4/	Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 30, 2002.

5/	Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 28, 2004.

6/	Incorporated by reference from Post-Effective Amendment No. 22 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2007.

7/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 3, 2008.

8/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2015.

9/	Incorporated by reference from Post-Effective Amendment No. 42 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 16, 2015.

10/	Incorporated by reference from Post-Effective Amendment No. 44 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 30, 2015.

11/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 23, 2016.

12/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 26, 2016.

13/	Incorporated by reference from Amendment No. 55 to the Registrant’s registration statement, SEC File No. 811-08767, filed November 16, 2016.

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14/	Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 9, 2018.

15/	Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 23, 2019.

16/	Incorporated by reference from Post-Effective Amendment No. 74 to the Registrant’s registration statement, SEC File No. 333-52965, filed December 20, 2023.

17/	Incorporated by reference from Post-Effective Amendment No. 77 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 11, 2024.

18/	Incorporated by reference from Post-Effective Amendment No. 95 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2024.

19/	Incorporated by reference from Post-Effective Amendment No. 80 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 26, 2025.

20/	Incorporated by reference from Post-Effective Amendment No. 102 to the Registrant’s registration statement, SEC File No. 333-52965, filed January 23, 2026.

21/	Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 14, 2007.

22/	Incorporated by reference from Post-Effective Amendment No. 23 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 27, 2008.

23/	Incorporated by reference from Post-Effective Amendment No. 27 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2009.

24/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2010.

25/	Incorporated by reference from Articles IV, VI and X of Registrant’s Trust Instrument and from Articles VI and IX of Registrant’s By-Laws.

26/	Incorporated by reference from Amendment No. 56 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 25, 2017.

27/	Incorporated by reference from Post-Effective Amendment No. 61 to the Registrant’s registration statement, SEC File No. 333-52965, filed May 24, 2018.

28/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2000.

29/	Incorporated by reference from Post-Effective Amendment No. 69 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 27, 2021.

30/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 28, 2016.

31/	Incorporated by reference from Post-Effective Amendment No. 78 to the Registrant’s registration statement, SEC File No. 333-52965, filed March 22, 2024.

32/	Incorporated by reference from Post-Effective Amendment No. 76 to the Registrant’s registration statement, SEC File No. 333-52965, filed January 22, 2024.

33/	Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 30, 2004.

34/	Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of UBS RMA Money Fund Inc., SEC File No. 2-78309, filed August 28, 1998.

35/	Incorporated by reference from Post-Effective Amendment No. 58 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2011.

36/	Incorporated by reference from Post-Effective Amendment No. 64 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2018.

37/	Incorporated by reference from Amendment No. 97 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 22, 2025.

38/	Incorporated by reference from Amendment No. 63 to the Registrant’s registration statement, SEC File No. 811-08767, filed August 24, 2018.

39/	Incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

40/	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

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41/	Incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 27, 2023.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Section 2 of Article IX of the Trust Instrument, as amended (“Trust Instrument”), “Indemnification,” provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

Additionally, “Limitation of Liability” in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or by any officer, agent, employee, investment advisor or independent contractor of the Registrant.

Section 9 (except as otherwise noted) of each (i) Investment Advisory and Administration Contract with respect to UBS Liquid Assets Government Fund; (ii) Section 8 of the Administration Contract with respect to UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Preferred Fund, UBS Select 100% US Treasury Institutional Fund, UBS Select 100% US Treasury Preferred Fund, and Cantor Fitzgerald Government Money Market Fund; (iii) Section 8 of the Administration Contract with respect to UBS RMA Government Money Market Fund; (iv) Management Contract for Limited Purpose Cash Investment Fund; (v) Section 11 of the Investment Advisory and Administration Contract with respect to UBS Liquid Reserves Fund; and (vi) Section 11 of the Investment Advisory and Administration Contract with respect to UBS Ultra Short Income Fund (each, an “Advisory/Administration Contract”), with UBS Asset Management (Americas) LLC (formerly, UBS Asset Management (Americas) Inc. and UBS Global Asset Management (Americas) Inc.) (“UBS AM”) provides that UBS AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series (“Fund”) of the Registrant in connection with the matters to which the Advisory/Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory/Administration Contract. Section 10, 11, or 12 of each Advisory/Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory/Administration Contract and that UBS AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) (“UBS AM (US)”) and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS AM (US) to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the “1933 Act”). Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS AM (US) agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS AM (US) for use in the Registration Statement or arising out of an agreement between UBS AM (US) and any retail dealer, or arising out of supplementary literature or advertising used by UBS AM (US) in connection with the Contract.

7

Section 15 or 16 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to Section 10, 11, or 12 of the Advisory/Administration Contracts, with respect to UBS AM (US).

Section 9, 14, or 15 of each Dealer Agreement, and Section 12 of the Mutual Fund Account Administration Agreement, contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

The Exclusive Placement Agent Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

UBS AM, a Delaware limited liability company, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS Group AG. UBS AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of certain executive officers and each board manager of UBS AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. (While each board manager is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.)

Name	Position(s) Held with UBS AM	Other Substantial Business, Profession, Vocation or Employment

Mark E. Carver	Executive Director and Head of Product Structuring Americas	President and Director (Board) of UBS Asset Management Trust Company

Ralph Mattone	Treasurer, Chief Financial Officer, and Managing Director	Chief Financial Officer, Managing Director and Regional Group Controller of UBS Securities LLC and UBS Financial Services Inc.; Treasurer and Chief Financial Officer of UBS Asset Management Trust Company

Leesa Merrill	Executive Director	Chief Compliance Officer of certain UBS registered fund families; Executive Director of UBS AM (US)

Barry Mullen	Executive Director and Chief Compliance Officer — Americas	Executive Director and Chief Compliance Officer of UBS AM (US); Chief Compliance Officer and Trust Officer of UBS Asset Management Trust Company

8

James Poucher	Manager (Board), Managing Director, President, Chief Executive Officer, and Head of UBS Asset Management Americas	Global Head of UBS Asset Management Operations; Trust Officer of UBS Asset Management Trust Company

Robert Sabatino	Managing Director and Global Head of Liquidity Portfolio Management	Trust Officer of UBS Asset Management Trust Company

Eric Sanders	Director (Non-Board), Associate General Counsel and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS AM (US)

Philip Stacey	Managing Director, Head of Legal – UBS AM Americas, and Assistant Secretary	Managing Director, Head of Legal – UBS AM Americas, and Secretary of UBS AM (US); Assistant Secretary and Trust Officer of UBS Asset Management Trust Company

Omar Tariq	Manager	President of the CS Mutual Funds Complex

David Walczak	Managing Director and Head of US Money Markets Portfolio Management	Trust Officer of UBS Asset Management Trust Company

Keith A. Weller	Executive Director, Deputy General Counsel, Head of Registered Funds Legal, and Assistant Secretary	Executive Director, Deputy General Counsel, Head of Registered Funds Legal, and Assistant Secretary of UBS AM (US)

Shelley Wong-Chassine	Manager and Business Manager	None

Meggan Zabel	Manager (Board)	Head of Investments Business Management; Director (Board) of UBS Asset Management Trust Company

Messrs. Mullen, Sanders, Stacey and Weller and Ms. Merrill are employed by UBS Business Solutions US LLC.

Item 32. Principal Underwriter/Placement Agent

(a)  UBS AM (US) serves as principal underwriter or placement agent for the following other investment companies:

CREDIT SUISSE OPPORTUNITY FUNDS

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

CREDIT SUISSE HIGH YIELD CREDIT FUND

MASTER TRUST

PACE SELECT ADVISORS TRUST

SMA RELATIONSHIP TRUST

THE UBS FUNDS

UBS INVESTMENT TRUST

(b)  UBS AM (US) is the Registrant’s principal underwriter or placement agent. The directors and certain principal executive officers of UBS AM (US), their principal business addresses, and their positions and offices with UBS AM (US), are identified below along with those directors and officers of UBS AM (US) who also serve as trustees or officers of the Registrant. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.)

9

Name and Address	Position(s) Held With Registrant	Positions and Offices with Underwriter or Dealer

Michael Belasco*	None	Board Director, President, Chief Executive Officer, Managing Director, and Head of Americas Wholesale and Wealth Management Client Coverage of UBS AM (US)

Rose Ann Bubloski***	Vice President and Treasurer	None

Mark E. Carver*	President	Executive Director of UBS AM (US)

Kathleen Horan***	None	Treasurer and Chief Financial Officer of UBS AM (US)

Leesa Merrill**	Chief Compliance Officer	Executive Director of UBS AM (US)

Barry Mullen*	None	Executive Director and Chief Compliance Officer – Americas of UBS AM (US)

Stephen Murphy****	None	Board Director of UBS AM (US)

Robert Sabatino**	Vice President	None

Eric Sanders*****	Vice President and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS AM (US)

Philip Stacey**	Vice President and Assistant Secretary	Managing Director, Head of Legal – UBS AM Americas, and Assistant Secretary of UBS AM (US); Assistant Secretary and Trust Officer of UBS Asset Management Trust Company

David Walczak**	Vice President	None

Keith A. Weller**	Vice President and Secretary	Executive Director, Deputy General Counsel, Head of Registered Funds Legal, and Assistant Secretary of UBS AM (US)

Meggan Zabel**	None	Board Director of UBS AM (US)

* This person’s business address is 1285 Avenue of the Americas, New York, NY 10019.

** This person’s business address is One North Wacker Drive, Chicago, IL 60606.

*** This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

**** This person’s business address is 555 California Street, 36th Floor, San Francisco, CA 94104.

***** This person’s business address is 11 Madison Avenue, New York, NY 10010.

(c)  None.

Item 33. Location of Accounts and Records

The books and other documents required (i) by paragraphs (b)(4), (c) and (d) of Rule 31a-1 and (ii) by paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS AM, at 1285 Avenue of the Americas, New York, NY 10019, 1000 Harbor Boulevard,

10

Weehawken, NJ 07086, and One North Wacker Drive, Chicago, IL 60606. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS AM, at 1285 Avenue of the Americas, New York, NY 10019, 1000 Harbor Boulevard, Weehawken, NJ 07086, and One North Wacker Drive, Chicago, IL 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant’s transfer agent and custodian.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 12th day of August, 2026.

UBS SERIES FUNDS, on behalf of its series, UBS Liquid Reserves Fund
By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Heather R. Higgins	Trustee and Chair of the Board of Trustees	August 12, 2026
Heather R. Higgins*

/s/ Richard R. Burt	Trustee	August 12, 2026
Richard R. Burt*

/s/ Bernard H. Garil	Trustee	August 12, 2026
Bernard H. Garil*

/s/ Virginia G. Breen	Trustee	August 12, 2026
Virginia G. Breen**

/s/ David R. Malpass	Trustee	August 12, 2026
David R. Malpass***

/s/ Rose Ann Bubloski	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	August 12, 2026
Rose Ann Bubloski****

/s/ Mark E. Carver	President	August 12, 2026
Mark E. Carver*****

*

Signatures affixed by Stephen T. Cohen pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**

Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated August 10, 2023 and incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

***

Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated August 13, 2023 and incorporated by reference from Post-Effective Amendment No. 71 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2023.

****	Signature affixed by Keith A. Weller pursuant to Power of Attorney filed herewith.
*****

Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated November 13, 2023 and incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 27, 2023.

Exhibit Index

(1)	(x)	Amendment to Trust Instrument effective May 29, 2026

(4)	(d)	Investment Advisory and Administration Contract with respect to UBS Liquid Reserves Fund

(5)	(b)	Amended Restated Principal Underwriting Contract for UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, UBS Prime Reserves Fund, UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS RMA Government Money Market Fund, UBS Select 100% US Treasury Institutional Fund, UBS Select 100% US Treasury Preferred Fund, Cantor Fitzgerald Government Money Market Fund, and UBS Liquid Reserves Fund

(5)	(p)	Form of Selected Dealer Agreement between UBS Asset Management (US) Inc. and various financial intermediaries with respect to UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select 100% US Treasury Preferred Fund, UBS Select 100% US Treasury Institutional Fund, and UBS Liquid Reserves Fund

(8)	(k)	Shareholder Services Plan and Agreement with respect to UBS Liquid Reserves Fund

(8)	(l)	(vii) Fee Waiver and Expense Reimbursement Agreement with respect to UBS Liquid Reserves Fund

(9)	(c)	Opinion and Consent of Counsel with respect to UBS Liquid Reserves Fund

(14)	(v)	Multiple Class Plan Pursuant to Rule 18f-3 for UBS Liquid Reserves Fund

(19)		Power of Attorney for Ms. Bubloski